American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Equity Fund
November 30, 2021

Avantis Emerging Markets Equity Fund - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Brazil — 4.8%
3R PETROLEUM OLEO E GAS SA(1)	4,800	23,249
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(1)	2,800	3,666
AES Brasil Energia SA	16,800	34,037
Aliansce Sonae Shopping Centers SA	9,500	34,490
Alpargatas SA, Preference Shares	3,300	22,846
Alupar Investimento SA	5,200	22,440
Ambev SA, ADR	59,269	167,139
Americanas SA(1)	5,537	29,843
Anima Holding SA(1)	600	917
Arezzo Industria e Comercio SA	2,300	27,554
Atacadao SA	14,600	39,604
Azul SA, ADR(1)(2)	1,804	22,694
B3 SA - Brasil Bolsa Balcao	69,300	137,198
Banco ABC Brasil SA, Preference Shares	3,900	11,835
Banco BMG SA, Preference Shares	4,900	2,519
Banco Bradesco SA	23,236	70,553
Banco Bradesco SA, ADR	81,184	285,768
Banco BTG Pactual SA	25,300	94,011
Banco do Brasil SA	22,660	127,733
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	19,000	34,337
Banco Inter SA	1,500	9,707
Banco Inter SA, Preference Shares	6,900	14,667
Banco Mercantil do Brasil SA, Preference Shares	400	1,291
Banco Pan SA, Preference Shares	11,300	22,633
Banco Santander Brasil SA, ADR(2)	9,281	54,015
BB Seguridade Participacoes SA	19,100	71,075
BK Brasil Operacao e Assessoria a Restaurantes SA(1)	10,800	12,602
BR Malls Participacoes SA(1)	52,800	73,821
BR Properties SA	8,200	10,444
BrasilAgro - Co. Brasileira de Propriedades Agricolas	2,800	11,789
Braskem SA, ADR(1)(2)	3,958	70,017
BRF SA, ADR(1)(2)	30,252	106,185
C&A Modas Ltda(1)	4,900	5,639
Camil Alimentos SA	13,900	23,489
CCR SA	61,200	131,069
Centrais Eletricas Brasileiras SA, ADR	4,509	26,287
Centrais Eletricas Brasileiras SA, Class B Preference Shares	1,200	6,867
Cia Brasileira de Distribuicao, ADR(2)	9,143	37,029
Cia de Locacao das Americas	10,400	42,641
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(2)	2,823	16,994
Cia de Saneamento de Minas Gerais-COPASA	14,600	33,242
Cia de Saneamento do Parana	7,500	25,054
Cia de Saneamento do Parana, Preference Shares	47,600	32,005
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	5,200	21,644
Cia Energetica de Minas Gerais, ADR	39,906	91,784
Cia Energetica de Sao Paulo, Class B Preference Shares	11,400	48,262
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	3,800	29,410
Cia Paranaense de Energia, ADR	8,755	46,226

Cia Siderurgica Nacional SA, ADR	17,891	68,701
Cielo SA	50,500	18,684
Cogna Educacao(1)	5,800	2,548
Construtora Tenda SA	4,800	14,523
Cosan SA	15,144	57,243
CPFL Energia SA	7,800	36,684
Cristal Pigmentos do Brasil SA, Preference Shares	200	1,996
CVC Brasil Operadora e Agencia de Viagens SA(1)	3,814	9,193
Cyrela Brazil Realty SA Empreendimentos e Participacoes	14,800	36,014
Dexco SA	17,800	56,960
Direcional Engenharia SA	2,300	4,112
Dommo Energia SA(1)	1,400	154
EcoRodovias Infraestrutura e Logistica SA(1)	24,600	36,319
EDP - Energias do Brasil SA	8,700	33,055
Embraer SA, ADR(1)	12,244	168,110
Enauta Participacoes SA	5,900	13,990
Energisa SA	7,500	60,447
Eneva SA(1)	25,500	63,820
Engie Brasil Energia SA	6,000	41,474
Equatorial Energia SA	10,200	41,004
Eternit SA(1)	2,988	7,845
Eucatex SA Industria e Comercio, Preference Shares	3,000	4,317
Even Construtora e Incorporadora SA	7,000	7,421
Ez Tec Empreendimentos e Participacoes SA	1,600	5,208
Fleury SA	8,500	26,384
Fras-Le SA	1,000	2,346
Gafisa SA(1)	10,749	3,881
Gerdau SA, ADR	38,788	175,322
Getnet Adquirencia e Servicos para Meios de Pagamento SA, ADR(1)(2)	766	996
Gol Linhas Aereas Inteligentes SA, ADR(1)(2)	748	4,211
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	2,495	6,990
GPC Participacoes SA	3,600	5,289
Grazziotin SA, Preference Shares	200	1,547
Grendene SA	11,100	16,467
GRUPO DE MODA SOMA SA(1)	8,288	19,342
Grupo Mateus SA(1)	4,100	4,274
Grupo SBF SA(1)	1,700	7,451
Guararapes Confeccoes SA	4,800	8,871
Hapvida Participacoes e Investimentos SA	13,800	26,855
Helbor Empreendimentos SA	720	552
Hidrovias do Brasil SA(1)	28,100	13,596
Hypera SA	5,800	28,083
Iguatemi SA(1)	718	24,248
Iguatemi SA	1,300	6,246
Industrias Romi SA	1,850	5,186
Instituto Hermes Pardini SA	1,400	4,689
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	1,000	4,739
Iochpe Maxion SA(1)	10,000	25,525
Irani Papel e Embalagem SA	5,300	6,580
IRB Brasil Resseguros S/A(1)	50,114	38,242
Itau Unibanco Holding SA, ADR	91,238	357,653
JBS SA	21,800	137,698
JHSF Participacoes SA	26,500	22,343
Kepler Weber SA	1,400	7,747
Klabin SA	41,200	174,493

Lavvi Empreendimentos Imobiliarios Ltda	5,200	4,283
Light SA	15,600	33,576
Localiza Rent a Car SA	21,880	199,307
Locaweb Servicos de Internet SA	7,200	16,918
LOG Commercial Properties e Participacoes SA	4,900	19,489
Log-in Logistica Intermodal SA(1)	7,100	26,054
Lojas Americanas SA, Preference Shares	9,099	8,821
Lojas Quero Quero S/A	6,400	11,544
Lojas Renner SA	13,970	70,299
LPS Brasil Consultoria de Imoveis SA(1)	6,100	2,506
M Dias Branco SA	3,200	15,858
Magazine Luiza SA	22,100	30,545
Mahle-Metal Leve SA	4,400	22,736
Marcopolo SA, Preference Shares	53,500	25,219
Marfrig Global Foods SA	29,900	124,986
Marisa Lojas SA(1)	9,500	6,286
Meliuz SA	4,800	2,544
Metalurgica Gerdau SA, Preference Shares	37,100	70,018
Mills Estruturas e Servicos de Engenharia SA	8,549	8,181
Minerva SA	22,500	34,419
Mitre Realty Empreendimentos E Participacoes LTDA	2,600	3,191
Movida Participacoes SA	10,100	30,272
MPM Corporeos SA	2,100	3,052
MRV Engenharia e Participacoes SA	14,400	28,432
Multiplan Empreendimentos Imobiliarios SA	11,500	39,869
Natura & Co. Holding SA(1)	10,478	49,242
Notre Dame Intermedica Participacoes SA	3,400	37,261
Odontoprev SA	15,600	34,658
Omega Geracao SA(1)	6,700	32,107
Paranapanema SA(1)	200	323
Petro Rio SA(1)	39,000	139,369
Petroleo Brasileiro SA, ADR	46,163	492,559
Petroleo Brasileiro SA, ADR Preference Shares	58,604	606,551
Porto Seguro SA	3,800	15,040
Portobello SA	4,200	6,193
Positivo Tecnologia SA	2,800	4,572
Profarma Distribuidora de Produtos Farmaceuticos SA	1,200	1,016
Qualicorp Consultoria e Corretora de Seguros SA	5,900	16,435
Raia Drogasil SA	23,700	94,305
Randon SA Implementos e Participacoes, Preference Shares	8,700	17,131
Rede D'Or Sao Luiz SA	3,800	33,797
Rumo SA(1)	38,900	121,367
Santos Brasil Participacoes SA(1)	20,600	21,729
Sao Carlos Empreendimentos e Participacoes SA	100	603
Sao Martinho SA	11,400	71,480
Sendas Distribuidora SA, ADR(2)	5,280	62,674
Ser Educacional SA	2,100	3,836
SIMPAR SA	19,700	36,794
SLC Agricola SA	4,000	27,237
StoneCo Ltd.(1)	19	290
StoneCo Ltd., A Shares(1)	1,010	15,756
Sul America SA	24,973	111,675
Suzano SA, ADR(1)	10,834	107,907
SYN prop e tech SA	7,800	17,010
Taurus Armas SA, Preference Shares(1)	3,200	12,767

Tegma Gestao Logistica SA	400	936
Telefonica Brasil SA, ADR(2)	6,442	56,883
TIM SA, ADR(2)	7,239	87,954
TOTVS SA	7,000	39,446
Transmissora Alianca de Energia Eletrica SA	7,600	48,802
Trisul SA	300	288
Tupy SA	7,300	25,113
Ultrapar Participacoes SA, ADR(2)	20,277	51,909
Unipar Carbocloro SA, Preference Shares	3,600	57,376
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	25,100	60,631
Vale SA, ADR	66,048	817,014
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA(1)	600	894
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA(1)	2,400	4,704
Via S/A(1)	4,800	4,875
Vibra Energia SA	49,900	193,055
Vivara Participacoes SA	800	3,464
Vulcabras Azaleia SA	8,900	16,100
WEG SA	18,900	108,219
Wiz Solucoes e Corretagem de Seguros SA	4,600	6,734
XP, Inc., Class A(1)	1,166	33,441
YDUQS Participacoes SA	13,000	50,341
		8,924,257
Chile — 0.6%
AES Andes SA	194,445	21,383
Aguas Andinas SA, A Shares	212,600	45,256
Banco de Chile	837,675	80,977
Banco de Credito e Inversiones SA	1,738	58,826
Banco Santander Chile, ADR	3,896	68,998
Besalco SA	2,057	584
CAP SA	4,006	36,187
Cencosud SA	74,549	119,026
Cencosud Shopping SA	6,154	6,506
Cia Cervecerias Unidas SA, ADR	3,272	52,581
Cia Sud Americana de Vapores SA	569,019	39,104
Colbun SA	650,796	42,671
Embotelladora Andina SA, Class B Preference Shares	26,225	53,906
Empresa Nacional de Telecomunicaciones SA	11,288	39,614
Empresas CMPC SA	25,438	41,168
Empresas COPEC SA	10,547	77,849
Enel Americas SA, ADR(2)	3,382	20,968
Enel Chile SA	1,085,633	47,371
Engie Energia Chile SA	14,725	9,005
Falabella SA	6,732	20,837
Grupo Security SA	30,991	4,187
Inversiones Aguas Metropolitanas SA	7,601	4,057
Itau CorpBanca Chile SA(1)	7,621,777	15,684
Latam Airlines Group SA, ADR(1)	802	345
Parque Arauco SA(1)	19,943	19,254
Ripley Corp. SA(1)	3,501	575
Salfacorp SA	2,048	734
Sociedad Quimica y Minera de Chile SA, ADR	1,239	77,140
SONDA SA	16,560	5,333
Vina Concha y Toro SA	7,229	13,001
		1,023,127

China — 29.9%
360 DigiTech, Inc., ADR(1)	7,580	176,462
361 Degrees International Ltd.(1)(2)	85,000	42,523
3SBio, Inc.(1)	98,500	84,207
51job, Inc., ADR(1)	559	32,254
A-Living Smart City Services Co. Ltd.(2)	33,500	78,704
AAC Technologies Holdings, Inc.(2)	36,000	157,236
Agile Group Holdings Ltd.	60,000	39,463
Agora, Inc., ADR(1)(2)	342	7,148
Agricultural Bank of China Ltd., H Shares	671,000	221,613
Air China Ltd., H Shares(1)	28,000	17,617
Ajisen China Holdings Ltd.	4,000	662
Alibaba Group Holding Ltd., ADR(1)	21,974	2,802,344
Alibaba Health Information Technology Ltd.(1)	34,000	31,272
Alibaba Pictures Group Ltd.(1)	330,000	33,871
Aluminum Corp. of China Ltd., H Shares(1)	274,000	133,765
Angang Steel Co. Ltd., H Shares	4,000	1,772
Anhui Conch Cement Co. Ltd., H Shares	60,000	273,170
Anhui Expressway Co. Ltd., H Shares	18,000	13,634
ANTA Sports Products Ltd.	25,200	402,412
Aoyuan Healthy Life Group Co. Ltd.(1)(2)	14,000	5,247
Ascentage Pharma Group International(1)(2)	1,100	4,573
Asia Cement China Holdings Corp.	43,000	27,274
Ausnutria Dairy Corp. Ltd.(1)	31,000	35,564
Autohome, Inc., ADR	2,909	99,401
BAIC Motor Corp. Ltd., H Shares	47,000	19,368
Baidu, Inc., ADR(1)	8,177	1,225,242
BAIOO Family Interactive Ltd.(2)	74,000	6,049
Bank of China Ltd., H Shares	2,316,000	804,199
Bank of Chongqing Co. Ltd., H Shares	27,000	14,957
Bank of Communications Co. Ltd., H Shares	299,000	174,090
Baozun, Inc., ADR(1)	1,003	13,831
Baozun, Inc., Class A(1)	1,700	7,802
BBMG Corp., H Shares	5,000	737
BC Technology Group Ltd.(1)	3,500	5,115
BeiGene Ltd., ADR(1)	383	133,104
Beijing Capital International Airport Co. Ltd., H Shares(1)	58,000	33,667
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares(1)(2)	5,000	11,786
Beijing Enterprises Clean Energy Group Ltd.(1)(2)	1,000,000	12,049
Beijing Enterprises Holdings Ltd.	32,000	107,967
Beijing Enterprises Urban Resources Group Ltd.(1)	96,000	5,830
Beijing Enterprises Water Group Ltd.	240,000	89,275
Beijing North Star Co. Ltd., H Shares	4,000	578
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	9,000	12,063
Bilibili, Inc., ADR(1)	1,148	75,779
Binjiang Service Group Co. Ltd.	3,000	8,250
BOC Aviation Ltd.	16,800	118,322
Bosideng International Holdings Ltd.	254,000	178,746
Bright Scholar Education Holdings Ltd., ADR	109	208
Burning Rock Biotech Ltd., ADR(1)(2)	365	5,643
BYD Co. Ltd., H Shares	25,000	983,339
BYD Electronic International Co. Ltd.(2)	21,500	79,540
C&D International Investment Group Ltd.	11,990	22,856
C&D Property Management Group Co. Ltd.(1)	19,000	10,232
CA Cultural Technology Group Ltd.(1)	4,000	313

Cabbeen Fashion Ltd.	11,000	4,283
Canaan, Inc., ADR(1)	2,134	18,758
Canadian Solar, Inc.(1)	3,659	138,822
CanSino Biologics, Inc., H Shares(1)(2)	1,200	26,346
Canvest Environmental Protection Group Co. Ltd.	32,000	16,978
Cathay Media And Education Group, Inc.	12,000	4,873
Central China Management Co. Ltd.(2)	18,000	3,464
Central China New Life Ltd.(1)(2)	5,000	3,192
Central China Real Estate Ltd.(2)	18,000	2,543
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)(2)	14,700	18,384
Chaowei Power Holdings Ltd.	36,000	9,606
Cheetah Mobile, Inc., ADR(1)	309	430
China Aircraft Leasing Group Holdings Ltd.	1,000	643
China Aoyuan Group Ltd.	80,000	22,360
China Automotive Systems, Inc.(1)	741	2,275
China Beststudy Education Group(1)	17,000	1,089
China BlueChemical Ltd., H Shares	164,000	49,781
China Bohai Bank Co. Ltd., H Shares	215,000	63,637
China Cinda Asset Management Co. Ltd., H Shares	555,000	88,680
China CITIC Bank Corp. Ltd., H Shares	374,000	160,522
China Coal Energy Co. Ltd., H Shares(2)	13,000	6,549
China Communications Services Corp. Ltd., H Shares	266,000	126,632
China Conch Venture Holdings Ltd.	91,500	447,245
China Construction Bank Corp., H Shares	2,574,000	1,677,234
China Datang Corp. Renewable Power Co. Ltd., H Shares	284,000	109,176
China Dongxiang Group Co. Ltd.	210,000	19,204
China East Education Holdings Ltd.(1)	18,000	18,811
China Eastern Airlines Corp. Ltd., H Shares(1)	14,000	4,856
China Education Group Holdings Ltd.	61,000	112,211
China Energy Development Holdings Ltd.(1)	48,000	885
China Everbright Bank Co. Ltd., H Shares	143,000	49,028
China Everbright Environment Group Ltd.	386,000	255,312
China Everbright Greentech Ltd.(2)	31,000	10,587
China Everbright Ltd.	74,000	79,316
China Feihe Ltd.	100,000	133,772
China Foods Ltd.	32,000	11,906
China Galaxy Securities Co. Ltd., H Shares	223,000	122,910
China Gas Holdings Ltd.	11,600	20,928
China Glass Holdings Ltd.(1)	156,000	37,512
China Harmony Auto Holding Ltd.	31,500	17,359
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	51,000	42,224
China Hongqiao Group Ltd.	175,000	169,403
China Huarong Asset Management Co. Ltd., H Shares(1)	330,000	28,353
China International Capital Corp. Ltd., H Shares	74,800	180,952
China Isotope & Radiation Corp.	2,200	6,270
China Kepei Education Group Ltd.	26,000	14,121
China Lesso Group Holdings Ltd.	42,000	60,993
China Life Insurance Co. Ltd., ADR(2)	39,466	322,043
China Lilang Ltd.	24,000	12,852
China Literature Ltd.(1)(2)	3,200	22,339
China Logistics Property Holdings Co. Ltd.(1)(2)	22,000	11,845
China Longyuan Power Group Corp. Ltd., H Shares	249,000	508,973
China Maple Leaf Educational Systems Ltd.(1)	42,000	4,685
China Medical System Holdings Ltd.	109,000	178,519
China Meidong Auto Holdings Ltd.	36,000	174,053

China Mengniu Dairy Co. Ltd.(1)	72,000	403,531
China Merchants Bank Co. Ltd., H Shares	99,000	766,946
China Merchants Land Ltd.(1)	40,000	4,365
China Merchants Port Holdings Co. Ltd.	94,756	145,810
China Minsheng Banking Corp. Ltd., H Shares(2)	180,500	69,400
China Modern Dairy Holdings Ltd.(2)	139,000	23,243
China Molybdenum Co. Ltd., H Shares	102,000	62,576
China National Building Material Co. Ltd., H Shares	348,000	373,863
China New Higher Education Group Ltd.(2)	55,000	27,614
China Oil & Gas Group Ltd.(1)	40,000	2,337
China Oriental Group Co. Ltd.	26,000	6,872
China Pacific Insurance Group Co. Ltd., H Shares	91,000	263,956
China Petroleum & Chemical Corp., ADR	7,867	344,181
China Pioneer Pharma Holdings Ltd.	22,000	3,376
China Power International Development Ltd.	195,000	99,224
China Railway Group Ltd., H Shares	182,000	86,525
China Railway Signal & Communication Corp. Ltd., H Shares	31,000	10,914
China Rare Earth Holdings Ltd.(1)(2)	68,000	6,693
China Reinsurance Group Corp., H Shares	43,000	4,022
China Renaissance Holdings Ltd.(1)	18,900	39,289
China Resources Beer Holdings Co. Ltd.	42,000	344,512
China Resources Cement Holdings Ltd.	192,000	139,756
China Resources Gas Group Ltd.	26,000	134,621
China Resources Land Ltd.	158,000	660,079
China Resources Medical Holdings Co. Ltd.	39,000	24,433
China Resources Mixc Lifestyle Services Ltd.	3,800	18,749
China Resources Pharmaceutical Group Ltd.	64,500	28,049
China Resources Power Holdings Co. Ltd.	176,000	455,691
China Risun Group Ltd.	35,000	21,166
China Sanjiang Fine Chemicals Co. Ltd.	48,000	14,660
China SCE Group Holdings Ltd.	54,000	14,258
China Shengmu Organic Milk Ltd.(1)	55,000	3,805
China Shenhua Energy Co. Ltd., H Shares	137,500	284,877
China Shineway Pharmaceutical Group Ltd.	16,000	14,760
China Shuifa Singyes Energy Holdings Ltd.(2)	66,000	14,774
China South City Holdings Ltd.	148,000	9,840
China Southern Airlines Co. Ltd., H Shares(1)(2)	18,000	9,940
China Sunshine Paper Holdings Co. Ltd.(1)	7,000	1,954
China Suntien Green Energy Corp. Ltd., H Shares(2)	162,000	113,346
China Taiping Insurance Holdings Co. Ltd.	121,600	169,159
China Tobacco International HK Co. Ltd.	12,000	27,297
China Tower Corp. Ltd., H Shares	2,382,000	301,497
China Traditional Chinese Medicine Holdings Co. Ltd.	220,000	105,893
China Travel International Investment Hong Kong Ltd.(1)(2)	60,000	10,076
China Vanke Co. Ltd., H Shares	46,100	104,585
China Water Affairs Group Ltd.	66,000	75,729
China Xinhua Education Group Ltd.	17,000	3,820
China XLX Fertiliser Ltd.	50,000	30,326
China Yongda Automobiles Services Holdings Ltd.	83,000	125,583
China Yuchai International Ltd.	512	6,067
China Yuhua Education Corp. Ltd.	64,000	30,553
China ZhengTong Auto Services Holdings Ltd.(1)	80,000	9,852
Chindata Group Holdings Ltd., ADR(1)	1,971	18,646
Chongqing Rural Commercial Bank Co. Ltd., H Shares	147,000	50,156
CIFI Ever Sunshine Services Group Ltd.	58,000	97,583

CIFI Holdings Group Co. Ltd.	110,000	59,802
CIMC Enric Holdings Ltd.(2)	76,000	103,486
CITIC Ltd.	251,000	226,095
CITIC Securities Co. Ltd., H Shares	95,500	227,045
CMGE Technology Group Ltd.(1)(2)	60,000	25,639
COFCO Joycome Foods Ltd.(1)(2)	240,000	80,620
Cogobuy Group(1)(2)	66,000	24,194
Colour Life Services Group Co. Ltd.(1)(2)	2,000	298
Concord New Energy Group Ltd.	350,000	35,860
Consun Pharmaceutical Group Ltd.	29,000	13,853
Coolpad Group Ltd.(1)	372,000	17,970
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	20,000	7,869
COSCO SHIPPING Holdings Co. Ltd., Class H(1)(2)	115,049	196,081
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	4,951
COSCO SHIPPING Ports Ltd.	123,929	97,391
Country Garden Holdings Co. Ltd.(2)	362,210	319,222
Country Garden Services Holdings Co. Ltd.	23,000	139,441
CPMC Holdings Ltd.	28,000	14,376
Crazy Sports Group Ltd.(1)(2)	124,000	5,312
CSPC Pharmaceutical Group Ltd.	489,200	507,182
CStone Pharmaceuticals(1)(2)	4,500	5,992
Dada Nexus Ltd., ADR(1)	1,333	24,087
DaFa Properties Group Ltd.	2,000	1,114
Dali Foods Group Co. Ltd.	149,500	78,429
Daqo New Energy Corp., ADR(1)	3,934	225,576
Datang International Power Generation Co. Ltd., H Shares	6,000	955
Dawnrays Pharmaceutical Holdings Ltd.	7,000	1,530
Dexin China Holdings Co. Ltd.(1)(2)	5,000	1,635
DiDi Global, Inc., ADR(1)(2)	3,863	29,475
Differ Group Holding Co. Ltd.(1)(2)	306,000	62,149
Digital China Holdings Ltd.	27,000	14,670
Dongfeng Motor Group Co. Ltd., Class H	186,000	172,669
Dongyue Group Ltd.	127,000	239,855
DouYu International Holdings Ltd., ADR(1)	1,695	4,712
Duiba Group Ltd.(1)	16,000	3,217
Dynagreen Environmental Protection Group Co. Ltd., H Shares	28,000	14,457
E-House China Enterprise Holdings Ltd.	48,000	9,051
Ebang International Holdings, Inc., A Shares(1)	10,000	14,700
Edvantage Group Holdings Ltd.(2)	14,000	9,066
ENN Energy Holdings Ltd.	20,600	385,697
Essex Bio-technology Ltd.(2)	21,000	14,840
EVA Precision Industrial Holdings Ltd.	82,000	21,065
Fanhua, Inc., ADR(2)	4,262	54,554
Fantasia Holdings Group Co. Ltd.(1)	48,000	1,939
FIH Mobile Ltd.(1)(2)	126,000	18,367
FinVolution Group, ADR	10,362	60,825
First Tractor Co. Ltd., H Shares(2)	44,000	20,218
Flat Glass Group Co. Ltd., H Shares(2)	4,000	17,444
Fosun International Ltd.	96,500	105,313
Fountain SET Holdings Ltd.	6,000	1,032
FriendTimes, Inc.	28,000	4,732
Fu Shou Yuan International Group Ltd.	103,000	82,782
Fufeng Group Ltd.(1)	69,000	27,575
Fuyao Glass Industry Group Co. Ltd., H Shares	15,200	83,420
Ganfeng Lithium Co. Ltd., H Shares(2)	2,200	42,520

GCL New Energy Holdings Ltd.(1)	928,000	36,715
GCL-Poly Energy Holdings Ltd.(1)(2)	555,000	200,567
GDS Holdings Ltd., ADR(1)	2,910	163,076
Geely Automobile Holdings Ltd.	115,000	339,643
Gemdale Properties & Investment Corp. Ltd.	316,000	30,319
Genertec Universal Medical Group Co. Ltd.	42,500	29,344
Genor Biopharma Holdings Ltd.(1)(2)	2,500	2,730
GF Securities Co. Ltd., H Shares	68,800	119,866
Global Cord Blood Corp.(1)	2,020	8,060
Glory Sun Financial Group Ltd.(1)	140,000	4,117
Goodbaby International Holdings Ltd.(1)	58,000	8,449
Grand Pharmaceutical Group Ltd.	94,500	77,654
Great Wall Motor Co. Ltd., H Shares	85,500	355,264
Greatview Aseptic Packaging Co. Ltd.	30,000	10,098
Greenland Hong Kong Holdings Ltd.	22,000	4,447
Greentown China Holdings Ltd.(2)	16,000	23,679
Greentown Management Holdings Co. Ltd.	22,000	12,721
Guangdong Investment Ltd.	44,000	58,552
Guangzhou Automobile Group Co. Ltd., H Shares	44,000	44,878
Guangzhou R&F Properties Co. Ltd., H Shares(2)	88,000	47,629
Guorui Properties Ltd.(1)	29,000	1,326
Guotai Junan Securities Co. Ltd., H Shares(1)	4,400	5,866
Haichang Ocean Park Holdings Ltd.(1)	83,000	29,031
Haidilao International Holding Ltd.(2)	26,000	57,294
Haier Smart Home Co. Ltd., H Shares	34,800	129,859
Hainan Meilan International Airport Co. Ltd., H Shares(1)	20,000	65,404
Haitian International Holdings Ltd.	50,000	138,113
Haitong Securities Co. Ltd., H Shares	156,800	131,651
Hangzhou Tigermed Consulting Co. Ltd., H Shares	1,700	26,929
Hansoh Pharmaceutical Group Co. Ltd.	16,000	32,796
Harbin Electric Co. Ltd., H Shares	92,000	43,434
Hebei Construction Group Corp. Ltd., H Shares	3,000	512
Hello Group, Inc., ADR	13,405	155,096
Hengan International Group Co. Ltd.	49,000	236,636
Hi Sun Technology China Ltd.(1)	57,000	7,329
Hisense Home Appliances Group Co. Ltd., H Shares	16,000	15,396
Hollysys Automation Technologies Ltd.(1)	5,781	89,374
Homeland Interactive Technology Ltd.(1)	24,000	4,560
Hope Education Group Co. Ltd.	118,000	25,735
Hopson Development Holdings Ltd.	26,400	63,880
Hua Hong Semiconductor Ltd.(1)	16,000	106,600
Hua Medicine(1)	8,500	4,469
Huabao International Holdings Ltd.(2)	29,000	83,204
Huadian Power International Corp. Ltd., H Shares(2)	30,000	9,332
Huaneng Power International, Inc., H Shares	210,000	93,747
Huatai Securities Co. Ltd., H Shares	94,400	135,256
Huaxi Holdings Co. Ltd.	4,000	982
Huazhong In-Vehicle Holdings Co. Ltd.(2)	40,000	22,517
Huazhu Group Ltd., ADR(1)	5,798	229,137
Huijing Holdings Co. Ltd.(2)	106,000	26,160
HUYA, Inc., ADR(1)	1,399	12,045
I-Mab, ADR(1)	310	18,743
iDreamSky Technology Holdings Ltd.(1)(2)	9,600	8,012
IMAX China Holding, Inc.	4,700	7,779
Industrial & Commercial Bank of China Ltd., H Shares	1,199,000	633,591

Inke Ltd.(1)	38,000	8,553
Innovent Biologics, Inc.(1)	10,000	88,344
International Alliance Financial Leasing Co. Ltd.(1)	24,000	6,758
iQIYI, Inc., ADR(1)(2)	9,854	61,489
JD Health International, Inc.(1)	1,750	15,124
JD.com, Inc., ADR(1)	11,696	983,751
JH Educational Technology, Inc.(1)(2)	14,000	4,457
Jiangsu Expressway Co. Ltd., H Shares	82,000	79,741
Jiangxi Copper Co. Ltd., H Shares	65,000	104,454
Jiayuan International Group Ltd.(2)	52,000	20,024
Jinchuan Group International Resources Co. Ltd.(2)	288,000	43,360
Jingrui Holdings Ltd.(1)	6,000	1,546
Jinke Smart Services Group Co. Ltd., H Shares(2)	5,200	20,785
JinkoSolar Holding Co. Ltd., ADR(1)(2)	1,540	80,511
Jinxin Fertility Group Ltd.(1)	52,500	72,953
Jiumaojiu International Holdings Ltd.	34,000	70,227
JNBY Design Ltd.	11,500	19,421
JOYY, Inc., ADR	959	49,101
Jutal Offshore Oil Services Ltd.	46,000	5,165
Kaisa Group Holdings Ltd.(1)(2)	76,571	10,443
Kaisa Prosperity Holdings Ltd.(1)	3,750	6,252
Kandi Technologies Group, Inc.(1)	639	2,435
Kangji Medical Holdings Ltd.(2)	7,500	8,411
Kasen International Holdings Ltd.(1)	37,000	2,849
KE Holdings, Inc., ADR(1)	7,130	142,671
Kingboard Holdings Ltd.	52,000	261,034
Kingboard Laminates Holdings Ltd.	48,000	84,163
Kingdee International Software Group Co. Ltd.(1)	29,000	87,039
Kingsoft Corp. Ltd.	30,000	129,817
Kuaishou Technology(1)	1,600	17,370
Kunlun Energy Co. Ltd.	122,000	114,739
KWG Group Holdings Ltd.	61,500	45,605
KWG Living Group Holdings Ltd.	45,500	27,505
Lee & Man Chemical Co. Ltd.	4,000	3,994
Lee & Man Paper Manufacturing Ltd.	99,000	67,949
Lee's Pharmaceutical Holdings Ltd.	11,000	4,941
Lenovo Group Ltd.	256,000	262,146
LexinFintech Holdings Ltd., ADR(1)	6,546	27,493
Li Auto, Inc., ADR(1)	8,421	298,440
Li Ning Co. Ltd.	59,500	672,980
Lifetech Scientific Corp.(1)	70,000	37,841
LightInTheBox Holding Co. Ltd., ADR(1)(2)	2,012	2,756
Logan Group Co. Ltd.	30,000	28,946
Longfor Group Holdings Ltd.	62,000	294,299
Lonking Holdings Ltd.	202,000	52,116
Lufax Holding Ltd., ADR(1)	2,836	18,094
Luokung Technology Corp.(1)	3,718	3,197
Luoyang Glass Co. Ltd., H Shares(1)	6,000	12,315
Luye Pharma Group Ltd.(1)(2)	75,000	34,384
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	34,000	6,159
Maanshan Iron & Steel Co. Ltd., H Shares	4,000	1,421
Maoyan Entertainment(1)(2)	27,400	30,807
Meitu, Inc.(1)	239,000	49,403
Meituan, Class B(1)	37,600	1,142,825
Metallurgical Corp. of China Ltd., H Shares	5,000	1,262

Midea Real Estate Holding Ltd.(2)	24,000	41,617
Minsheng Education Group Co. Ltd.(1)	34,000	4,619
Minth Group Ltd.	52,000	241,505
MMG Ltd.(1)	168,000	60,846
Mulsanne Group Holding Ltd.(1)(2)	12,500	9,971
Nam Tai Property, Inc.(1)(2)	124	2,221
NetDragon Websoft Holdings Ltd.	24,500	55,809
NetEase, Inc., ADR	12,256	1,320,339
New China Life Insurance Co. Ltd., H Shares	52,400	139,977
New Oriental Education & Technology Group, Inc., ADR(1)	71,164	157,272
New Sparkle Roll International Group Ltd.(1)	136,000	3,217
Newborn Town, Inc.(1)	46,000	22,741
Nexteer Automotive Group Ltd.	84,000	108,598
Nine Dragons Paper Holdings Ltd.	107,000	119,352
NIO, Inc., ADR(1)	9,991	390,948
NiSun International Enterprise Development Group Co. Ltd.(1)(2)	338	2,555
Niu Technologies, ADR(1)(2)	2,039	41,473
Noah Holdings Ltd., ADR(1)	2,945	107,286
Nongfu Spring Co. Ltd., H Shares(2)	3,800	21,807
Ocumension Therapeutics(1)	1,500	3,194
Pacific Millennium Packaging Group Corp.	2,000	1,606
Pacific Online Ltd.	6,000	1,156
PAX Global Technology Ltd.	93,000	71,957
People's Insurance Co. Group of China Ltd. (The), H Shares	332,000	97,006
PetroChina Co. Ltd., ADR(2)	8,096	351,690
Pharmaron Beijing Co. Ltd., H Shares	2,600	53,641
PICC Property & Casualty Co. Ltd., H Shares	322,000	275,291
Pinduoduo, Inc., ADR(1)	3,319	220,713
Ping An Healthcare and Technology Co. Ltd.(1)(2)	5,200	19,578
Ping An Insurance Group Co. of China Ltd., H Shares	107,006	741,791
Poly Property Group Co. Ltd.	198,000	49,770
Poly Property Services Co. Ltd.	9,200	62,566
Postal Savings Bank of China Co. Ltd., H Shares	275,000	186,296
Pou Sheng International Holdings Ltd.(1)	90,000	12,688
Powerlong Commercial Management Holdings Ltd.	8,500	17,128
Powerlong Real Estate Holdings Ltd.	31,000	18,674
Prinx Chengshan Holdings Ltd.(2)	6,000	4,781
PW Medtech Group Ltd.	7,000	963
Q Technology Group Co. Ltd.	41,000	57,689
Qingling Motors Co. Ltd., H Shares	6,000	1,206
Qudian, Inc., ADR(1)(2)	12,033	16,846
Radiance Holdings Group Co. Ltd.(1)(2)	64,000	31,725
Redco Properties Group Ltd.(2)	22,000	6,378
Redsun Properties Group Ltd.(2)	51,000	14,389
ReneSola Ltd., ADR(1)	3,379	23,315
Road King Infrastructure Ltd.	5,000	4,665
Ronshine China Holdings Ltd.(1)(2)	11,000	4,184
Sany Heavy Equipment International Holdings Co. Ltd.	50,000	51,909
Scholar Education Group	5,000	1,474
Seazen Group Ltd.(1)	100,000	72,198
Shandong Gold Mining Co. Ltd., H Shares(2)	13,250	23,873
Shandong Molong Petroleum Machinery Co. Ltd., H Shares(1)	12,800	5,373
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	105,200	148,024
Shanghai Electric Group Co. Ltd., H Shares	40,000	11,411
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	6,000	31,002

Shanghai Fudan Microelectronics Group Co. Ltd., H Shares(1)	4,000	14,482
Shanghai Haohai Biological Technology Co. Ltd., H Shares	200	1,294
Shanghai Industrial Holdings Ltd.	39,000	56,051
Shanghai Industrial Urban Development Group Ltd.	1,600	139
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	44,700	81,502
Sheng Ye Capital Ltd.(2)	16,500	15,007
Shenzhen Expressway Co. Ltd., H Shares	34,000	31,724
Shenzhen International Holdings Ltd.	69,000	75,259
Shenzhen Investment Ltd.	152,000	34,422
Shenzhou International Group Holdings Ltd.	29,800	559,580
Shimao Group Holdings Ltd.	35,500	40,913
Shimao Services Holdings Ltd.	5,000	6,178
Shoucheng Holdings Ltd.	33,200	8,056
Shougang Fushan Resources Group Ltd.	190,000	49,297
Shui On Land Ltd.	355,500	47,249
Sihuan Pharmaceutical Holdings Group Ltd.(2)	105,000	20,472
Silver Grant International Holdings Group Ltd.(1)	8,000	503
Sino Biopharmaceutical Ltd.	338,500	247,458
Sino-Ocean Group Holding Ltd.	256,000	59,867
Sinopec Engineering Group Co. Ltd., H Shares	83,000	40,405
Sinopec Kantons Holdings Ltd.	30,000	10,929
Sinopec Shanghai Petrochemical Co. Ltd., ADR	365	8,413
Sinopharm Group Co. Ltd., H Shares	56,400	122,570
Sinosoft Technology Group Ltd.	22,000	2,492
Sinotrans Ltd., H Shares	4,000	1,274
Sinotruk Hong Kong Ltd.	28,000	41,436
Skyfame Realty Holdings Ltd.	46,000	5,194
Skyworth Group Ltd.(1)	102,487	62,203
So-Young International, Inc., ADR(1)(2)	363	1,318
SOHO China Ltd.(1)	54,500	12,150
Sohu.com Ltd., ADR(1)	1,060	17,882
SSY Group Ltd.	76,000	38,017
Sun King Technology Group Ltd.(1)(2)	42,000	27,790
Sunac China Holdings Ltd.	109,000	195,474
Sunac Services Holdings Ltd.(1)	15,386	24,324
Sunny Optical Technology Group Co. Ltd.	22,100	665,670
Suoxinda Holdings Ltd.(1)	8,000	6,894
TAL Education Group, ADR(1)	6,914	35,815
TCL Electronics Holdings Ltd.(1)	38,000	19,982
Tencent Holdings Ltd.	86,900	5,067,926
Tencent Music Entertainment Group, ADR(1)	3,456	24,849
Tian Ge Interactive Holdings Ltd.(1)	5,000	550
Tian Lun Gas Holdings Ltd.	32,000	30,512
Tiangong International Co. Ltd.(2)	126,000	73,795
Tianjin Port Development Holdings Ltd.	12,000	944
Tianli Education International Holdings Ltd.	68,000	16,656
Tianneng Power International Ltd.(2)	38,000	41,905
Times China Holdings Ltd.	11,000	5,873
Tingyi Cayman Islands Holding Corp.	132,000	255,013
Tong Ren Tang Technologies Co. Ltd., H Shares	25,000	18,835
Tongcheng-Elong Holdings Ltd.(1)	70,000	144,156
Tongda Group Holdings Ltd.(1)	255,000	8,073
Topsports International Holdings Ltd.	89,000	103,487
Towngas China Co. Ltd.(1)	60,000	40,682
TravelSky Technology Ltd., H Shares	13,000	21,472

Trigiant Group Ltd.(1)	6,000	476
Trip.com Group Ltd., ADR(1)	5,409	148,747
Tsingtao Brewery Co. Ltd., H Shares	16,000	129,335
Uni-President China Holdings Ltd.	107,000	104,978
United Strength Power Holdings Ltd.	2,000	3,410
Up Fintech Holding Ltd., ADR(1)(2)	818	4,941
Uxin Ltd., ADR(1)	1,379	3,048
Vinda International Holdings Ltd.	25,000	67,712
Viomi Technology Co. Ltd., ADR(1)	993	3,009
Vipshop Holdings Ltd., ADR(1)	18,018	176,036
Vnet Group, Inc., ADR(1)	2,296	22,317
Want Want China Holdings Ltd.	324,000	273,492
Wasion Holdings Ltd.	28,000	10,856
Weibo Corp., ADR(1)	3,913	155,777
Weichai Power Co. Ltd., H Shares	61,000	108,187
Weimob, Inc.(1)(2)	32,000	38,443
Weiqiao Textile Co., H Shares	25,500	8,482
West China Cement Ltd.	310,000	52,736
Wharf Holdings Ltd. (The)	74,000	258,867
Wisdom Education International Holdings Co. Ltd.(2)	40,000	7,540
Wuling Motors Holdings Ltd.(2)	160,000	37,147
WuXi AppTec Co. Ltd., H Shares	4,607	102,069
Wuxi Biologics Cayman, Inc.(1)	43,000	580,061
XD, Inc.(1)	5,000	29,710
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	21,000	14,502
Xiamen International Port Co. Ltd., H Shares	8,000	810
Xin Point Holdings Ltd.	12,000	4,589
Xingda International Holdings Ltd.	30,896	6,734
Xinhua Winshare Publishing and Media Co. Ltd., H Shares	16,000	12,083
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	9,000	19,726
Xinyi Energy Holdings Ltd.	56,000	28,759
Xinyi Solar Holdings Ltd.	294,541	541,628
XPeng, Inc., ADR(1)	5,211	286,605
XTEP International Holdings Ltd.(2)	132,000	178,307
Xunlei Ltd., ADR(1)	887	2,084
Yadea Group Holdings Ltd.	72,000	128,679
Yanzhou Coal Mining Co. Ltd., H Shares(2)	122,000	191,016
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	8,800	6,399
Yidu Tech, Inc.(1)	1,600	4,392
Yihai International Holding Ltd.(1)(2)	12,000	64,383
Yincheng International Holding Co. Ltd.(2)	4,000	1,541
Youdao, Inc., ADR(1)(2)	285	4,520
YuanShengTai Dairy Farm Ltd.(1)	41,000	1,692
Yuexiu Property Co. Ltd.	94,800	88,490
Yuexiu Transport Infrastructure Ltd.	80,000	49,662
Yum China Holdings, Inc.	20,103	1,007,160
Yuzhou Group Holdings Co. Ltd.	48,133	4,758
Zengame Technology Holding Ltd.	48,000	7,614
Zepp Health Corp., ADR(1)(2)	940	6,383
Zhaojin Mining Industry Co. Ltd., H Shares	15,500	16,203
Zhejiang Expressway Co. Ltd., H Shares	102,000	96,277
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares(2)	6,400	7,025
Zhenro Properties Group Ltd.(2)	71,000	40,018
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)(2)	2,200	7,498
Zhongliang Holdings Group Co. Ltd.(2)	34,000	14,757

Zhongsheng Group Holdings Ltd.	30,000	245,725
Zhongyu Gas Holdings Ltd.	54,000	52,914
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	68,500	62,925
Zhuguang Holdings Group Co. Ltd.	66,000	13,463
Zijin Mining Group Co. Ltd., H Shares	120,000	159,234
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	14,800	9,696
ZTO Express Cayman, Inc., ADR	17,821	563,322
		55,033,160
Colombia — 0.2%
Banco Davivienda SA, Preference Shares(1)	3,823	29,139
Bancolombia SA	4,938	38,874
Bancolombia SA, ADR	2,075	66,109
Cementos Argos SA	12,288	18,716
Corp. Financiera Colombiana SA(1)	3,119	22,524
Ecopetrol SA, ADR	6,149	79,015
Grupo Argos SA	6,893	21,568
Grupo Aval Acciones y Valores SA, Preference Shares	3,792	1,016
Interconexion Electrica SA ESP	13,835	72,863
		349,824
Czech Republic — 0.1%
CEZ AS	3,266	106,548
Komercni banka AS	1,832	69,966
Moneta Money Bank AS(1)	11,611	49,468
		225,982
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR(1)	46,834	144,915
Greece — 0.3%
Alpha Services and Holdings SA(1)	68,380	79,830
Athens Water Supply & Sewage Co. SA	574	4,812
Attica Bank SA(1)	36	22
Ellaktor SA(1)	4,161	6,261
Eurobank Ergasias Services and Holdings SA(1)	92,148	91,199
Fourlis Holdings SA(1)	301	1,309
GEK Terna Holding Real Estate Construction SA(1)	2,775	30,818
Hellenic Exchanges - Athens Stock Exchange SA(1)	1,076	4,572
Hellenic Petroleum SA	215	1,412
Hellenic Telecommunications Organization SA	2,778	47,993
JUMBO SA	2,807	39,295
Motor Oil Hellas Corinth Refineries SA	2,389	36,115
Mytilineos SA	3,750	61,440
National Bank of Greece SA(1)	26,488	78,876
Piraeus Financial Holdings SA(1)	19,099	27,527
Public Power Corp. SA(1)	5,060	53,674
Terna Energy SA	969	14,821
Titan Cement International SA(1)	452	7,016
Viohalco SA	450	2,292
		589,284
Hong Kong†
Brilliance China Automotive Holdings Ltd.(1)	60,000	25,506
China First Capital Group Ltd.(1)	5,600	170
China Zhongwang Holdings Ltd.(1)(2)	86,400	18,614
Zhenro Services Group Ltd.	12,000	7,005
		51,295
Hungary — 0.2%
Magyar Telekom Telecommunications plc	10,305	13,278

MOL Hungarian Oil & Gas plc	22,217	166,965
OTP Bank Nyrt(1)	4,179	230,749
Richter Gedeon Nyrt	2,106	55,992
		466,984
India — 14.6%
3M India Ltd.(1)	18	5,988
Aarti Drugs Ltd.(1)	1,000	6,748
Aarti Industries Ltd.	4,454	55,614
ACC Ltd.	3,875	117,661
Adani Enterprises Ltd.	6,327	139,773
Adani Green Energy Ltd.(1)	1,411	24,284
Adani Ports & Special Economic Zone Ltd.	9,566	87,061
Adani Power Ltd.(1)	15,009	19,645
Adani Total Gas Ltd.	5,496	116,583
Adani Transmission Ltd.(1)	7,742	184,460
Aditya Birla Capital Ltd.(1)	10,997	15,965
Aegis Logistics Ltd.	7,377	22,484
AIA Engineering Ltd.	587	14,821
Ajanta Pharma Ltd.	170	4,706
Akzo Nobel India Ltd.	222	6,077
Alembic Ltd.	2,801	3,762
Alembic Pharmaceuticals Ltd.	2,681	28,754
Alkyl Amines Chemicals	545	23,106
Allcargo Logistics Ltd.	9,782	43,403
Amara Raja Batteries Ltd.	4,772	39,224
Ambuja Cements Ltd.	19,147	95,396
Apar Industries Ltd.	1,193	10,766
APL Apollo Tubes Ltd.(1)	7,722	95,360
Apollo Hospitals Enterprise Ltd.	1,499	113,321
Apollo Tyres Ltd.	24,031	65,341
Arvind Ltd.(1)	19,696	30,646
Ashok Leyland Ltd.	28,318	45,109
Ashoka Buildcon Ltd.(1)	5,427	6,932
Asian Paints Ltd.	4,115	172,198
Aster DM Healthcare Ltd.(1)	13,761	35,173
Astral Ltd.	1,639	48,037
AstraZeneca Pharma India Ltd.	87	3,628
Atul Ltd.	565	65,333
AU Small Finance Bank Ltd.(1)	3,199	46,677
Aurobindo Pharma Ltd.	8,587	75,390
Aurum Proptech Ltd.	376	954
Avanti Feeds Ltd.	2,167	15,157
Avenue Supermarts Ltd.(1)	1,289	80,721
Axis Bank Ltd., GDR(1)	3,747	166,138
Bajaj Auto Ltd.	1,052	45,413
Bajaj Consumer Care Ltd.	4,232	10,300
Bajaj Electricals Ltd.(1)	2,160	30,882
Bajaj Finance Ltd.	2,877	267,986
Bajaj Finserv Ltd.	731	167,731
Bajaj Hindusthan Sugar Ltd.(1)	46,281	7,702
Balaji Amines Ltd.	521	20,768
Balkrishna Industries Ltd.	3,360	97,202
Balrampur Chini Mills Ltd.	12,804	53,128
Bandhan Bank Ltd.	25,515	92,307
BASF India Ltd.	868	31,331

Bata India Ltd.	1,352	33,813
Bayer CropScience Ltd.	144	8,816
Berger Paints India Ltd.	1,983	19,835
Bhansali Engineering Polymers Ltd.	2,839	6,122
Bharat Electronics Ltd.	22,507	61,033
Bharat Forge Ltd.	5,344	49,338
Bharat Heavy Electricals Ltd.(1)	45,108	35,315
Bharat Petroleum Corp. Ltd.	37,697	185,428
Bharat Rasayan Ltd.	54	7,126
Bharti Airtel Ltd.(1)	26,351	255,368
Bharti Airtel Ltd.(1)	1,882	9,787
Biocon Ltd.(1)	5,175	24,837
Birla Corp. Ltd.	2,240	40,216
Birlasoft Ltd.	11,057	69,677
Blue Dart Express Ltd.	342	29,826
Blue Star Ltd.	3,295	41,666
Bombay Burmah Trading Co.	1,082	14,317
Borosil Renewables Ltd.(1)	3,124	24,576
Bosch Ltd.	97	20,859
Brigade Enterprises Ltd.	10,507	70,413
Brightcom Group Ltd.	63,897	116,370
Britannia Industries Ltd.	2,079	98,161
BSE Ltd.	1,531	31,727
Can Fin Homes Ltd.	3,291	25,859
Canara Bank(1)	18,607	49,278
Capacit'e Infraprojects Ltd.(1)	3,479	7,823
Caplin Point Laboratories Ltd.	1,037	10,324
Capri Global Capital Ltd.	800	5,314
Carborundum Universal Ltd.	5,975	72,912
Care Ratings Ltd.	1,529	12,782
Castrol India Ltd.	20,682	35,622
CCL Products India Ltd.	8,126	43,547
Ceat Ltd.	1,095	17,118
Central Depository Services India Ltd.	1,383	26,716
Century Plyboards India Ltd.	4,675	37,466
Century Textiles & Industries Ltd.	3,854	39,225
Cera Sanitaryware Ltd.	332	22,095
CESC Ltd.	31,367	36,485
CG Power & Industrial Solutions Ltd.(1)	22,490	44,844
Chambal Fertilizers and Chemicals Ltd.	14,789	71,476
Cholamandalam Financial Holdings Ltd.	962	8,932
Cholamandalam Investment and Finance Co. Ltd.	12,742	93,253
Cipla Ltd.	9,951	128,554
City Union Bank Ltd.	20,907	40,189
Coal India Ltd.	59,236	119,708
Cochin Shipyard Ltd.	945	4,272
Coforge Ltd.	586	42,220
Colgate-Palmolive India Ltd.	3,057	58,319
Computer Age Management Services Ltd.	312	12,747
Container Corp. of India Ltd.	8,549	70,496
Coromandel International Ltd.	6,834	67,239
Cosmo Films Ltd.	943	16,957
CreditAccess Grameen Ltd.(1)	1,710	11,467
CRISIL Ltd.	173	7,157
Crompton Greaves Consumer Electricals Ltd.	14,589	87,103

CSB Bank Ltd.(1)	2,166	7,962
Cummins India Ltd.	4,689	54,883
Cyient Ltd.	5,022	67,587
Dabur India Ltd.	8,007	63,386
Dalmia Bharat Ltd.	4,247	105,777
Dalmia Bharat Sugar & Industries Ltd.	1,638	7,878
DCB Bank Ltd.(1)	7,572	8,259
DCM Shriram Ltd.	4,794	61,306
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,378	21,609
Deepak Nitrite Ltd.	4,485	126,407
Delta Corp. Ltd.	3,208	10,505
Dhani Services Ltd.(1)	4,561	10,019
Dilip Buildcon Ltd.	1,435	10,084
Dish TV India Ltd.(1)	128,989	29,354
Dishman Carbogen Amcis Ltd.(1)	4,829	15,255
Divi's Laboratories Ltd.	1,828	118,767
Dixon Technologies India Ltd.	770	51,948
DLF Ltd.	12,840	63,955
Dr Lal PathLabs Ltd.	340	17,153
Dr Reddy's Laboratories Ltd., ADR	2,057	128,439
Dwarikesh Sugar Industries Ltd.	7,500	6,566
eClerx Services Ltd.	985	28,652
Edelweiss Financial Services Ltd.	21,252	18,905
Eicher Motors Ltd.	6,003	188,978
EID Parry India Ltd.	7,777	48,122
Emami Ltd.	8,523	59,884
Endurance Technologies Ltd.	938	20,827
Engineers India Ltd.	11,169	10,650
EPL Ltd.	3,140	8,267
Equitas Holdings Ltd.	15,078	24,297
Eris Lifesciences Ltd.	2,218	21,220
Escorts Ltd.	4,572	112,432
Eveready Industries India Ltd.(1)	3,403	14,254
Exide Industries Ltd.	22,918	49,566
FDC Ltd.(1)	1,453	5,511
Federal Bank Ltd.	101,209	116,705
Fine Organic Industries Ltd.	202	9,643
Finolex Cables Ltd.	4,004	30,200
Finolex Industries Ltd.	24,605	69,267
Firstsource Solutions Ltd.	8,525	19,221
Force Motors Ltd.	351	6,073
Fortis Healthcare Ltd.(1)	5,887	22,012
Future Lifestyle Fashions Ltd.(1)	1,257	863
GAIL India Ltd.	31,533	54,455
Galaxy Surfactants Ltd.	486	17,893
Garden Reach Shipbuilders & Engineers Ltd.	5,677	16,681
Garware Technical Fibres Ltd.	298	12,707
GHCL Ltd.	1,717	9,021
Gillette India Ltd.	152	10,975
Glenmark Pharmaceuticals Ltd.	7,097	49,472
Globus Spirits Ltd.	926	13,457
GMR Infrastructure Ltd.(1)	15,059	7,539
GNA Axles Ltd.	786	7,088
Godawari Power and Ispat Ltd.	8,189	28,463
Godrej Consumer Products Ltd.(1)	3,290	40,344

Godrej Industries Ltd.(1)	830	6,296
Godrej Properties Ltd.(1)	1,216	32,258
Gokaldas Exports Ltd.(1)	4,153	14,821
Granules India Ltd.	4,707	18,808
Graphite India Ltd.	1,876	10,180
Grasim Industries Ltd.	6,093	134,927
Great Eastern Shipping Co. Ltd. (The)	5,941	23,209
Greaves Cotton Ltd.	5,350	9,772
Greenpanel Industries Ltd.(1)	7,398	36,960
Greenply Industries Ltd.	3,388	8,989
Gujarat Alkalies & Chemicals Ltd.	1,841	14,858
Gujarat Ambuja Exports Ltd.	2,194	4,616
Gujarat Fluorochemicals Ltd.(1)	757	19,806
Gujarat Gas Ltd.	6,223	55,416
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	7,658	43,220
Gujarat Pipavav Port Ltd.	21,599	28,300
Gujarat State Fertilizers & Chemicals Ltd.	12,021	17,817
Gujarat State Petronet Ltd.	14,796	61,755
Happiest Minds Technologies Ltd.	520	8,337
Hathway Cable & Datacom Ltd.(1)	53,179	14,147
Havells India Ltd.	1,048	18,919
HBL Power Systems Ltd.	15,215	10,914
HCL Technologies Ltd.	18,615	281,949
HDFC Asset Management Co. Ltd.	1,211	40,460
HDFC Life Insurance Co. Ltd.	4,323	39,173
HEG Ltd.	507	12,172
HeidelbergCement India Ltd.	3,441	10,083
Hero MotoCorp Ltd.	3,885	126,735
HFCL Ltd.	28,396	27,111
HG Infra Engineering Ltd.	1,319	10,551
Hikal Ltd.	2,164	14,537
HIL Ltd.	354	20,770
Himatsingka Seide Ltd.	1,947	5,449
Hindalco Industries Ltd.	61,283	336,256
Hinduja Global Solutions Ltd.	354	13,561
Hindustan Oil Exploration Co. Ltd.(1)	4,116	8,547
Hindustan Petroleum Corp. Ltd.	38,966	153,104
Hindustan Unilever Ltd.	5,983	184,613
Housing Development Finance Corp. Ltd.	18,067	643,057
HSIL Ltd.	3,207	8,887
I G Petrochemicals Ltd.	1,499	14,282
ICICI Bank Ltd., ADR	21,856	403,462
ICICI Lombard General Insurance Co. Ltd.	2,124	40,590
ICICI Prudential Life Insurance Co. Ltd.	3,384	26,689
ICICI Securities Ltd.	1,089	10,604
IDFC First Bank Ltd.(1)	74,379	44,026
IDFC Ltd.(1)	37,557	24,968
IFB Industries Ltd.(1)	268	4,053
IFCI Ltd.(1)	32,831	5,104
IIFL Finance Ltd.	7,853	32,288
IIFL Securities Ltd.	5,318	5,985
IIFL Wealth Management Ltd.	1,793	35,632
India Cements Ltd. (The)	11,094	27,121
India Glycols Ltd.	1,220	13,990
Indiabulls Housing Finance Ltd.	19,242	58,458

Indiabulls Real Estate Ltd.(1)	22,587	50,246
IndiaMart InterMesh Ltd.	217	21,557
Indian Bank	16,628	31,523
Indian Energy Exchange Ltd.	7,949	78,723
Indian Hotels Co. Ltd. (The)	16,960	40,677
Indian Oil Corp. Ltd.	73,677	116,242
Indian Railway Catering & Tourism Corp. Ltd.	2,155	22,811
Indo Count Industries Ltd.	3,348	10,406
Indraprastha Gas Ltd.	1,402	9,042
Indus Towers Ltd.	30,459	115,256
Info Edge India Ltd.	1,068	82,511
Infosys Ltd., ADR	62,973	1,421,930
Inox Leisure Ltd.(1)	3,720	19,790
Inox Wind Ltd.(1)	5,788	9,198
Intellect Design Arena Ltd.(1)	2,778	22,908
InterGlobe Aviation Ltd.(1)	1,748	44,300
IOL Chemicals and Pharmaceuticals Ltd.	943	5,575
Ipca Laboratories Ltd.	2,850	79,543
IRB Infrastructure Developers Ltd.(1)	9,082	24,808
J Kumar Infraprojects Ltd.	3,364	7,314
Jagran Prakashan Ltd.(1)	9,956	8,120
Jai Corp. Ltd.	9,007	13,922
Jain Irrigation Systems Ltd.(1)	33,922	17,679
Jaiprakash Associates Ltd.(1)	47,432	6,504
Jaiprakash Power Ventures Ltd.(1)	337,329	20,207
Jammu & Kashmir Bank Ltd. (The)(1)	42,258	20,647
Jamna Auto Industries Ltd.	10,646	13,993
JB Chemicals & Pharmaceuticals Ltd.	1,844	40,242
Jindal Poly Films Ltd.	790	10,663
Jindal Saw Ltd.	8,035	10,777
Jindal Stainless Hisar Ltd.(1)	11,911	47,937
Jindal Stainless Ltd.(1)	5,231	11,465
Jindal Steel & Power Ltd.(1)	15,258	69,450
JK Cement Ltd.	2,071	89,383
JK Lakshmi Cement Ltd.	6,614	55,896
JK Paper Ltd.	2,723	7,534
JK Tyre & Industries Ltd.	14,652	25,086
JM Financial Ltd.	38,923	36,827
JSW Energy Ltd.	10,448	40,091
JSW Steel Ltd.	20,919	168,708
Jubilant Foodworks Ltd.	2,760	134,383
Jubilant Ingrevia Ltd.	2,179	15,961
Jubilant Pharmova Ltd.	2,179	16,886
Just Dial Ltd.(1)	979	8,524
Jyothy Labs Ltd.	4,782	9,840
Kajaria Ceramics Ltd.	4,758	72,198
Kalpataru Power Transmission Ltd.	3,140	16,254
Karnataka Bank Ltd. (The)	4,895	4,151
Karur Vysya Bank Ltd. (The)	21,540	13,717
Kaveri Seed Co. Ltd.	951	6,326
KEC International Ltd.	10,118	57,236
KEI Industries Ltd.	948	13,939
Kirloskar Ferrous Industries Ltd.	3,735	11,081
Kirloskar Oil Engines Ltd.	3,353	8,162
KNR Constructions Ltd.	12,064	45,262

Kolte-Patil Developers Ltd.(1)	1,397	5,390
Kopran Ltd.	1,454	4,857
Kotak Mahindra Bank Ltd.	7,400	193,273
KPIT Technologies Ltd.	15,137	99,557
KPR Mill Ltd.	5,470	38,410
KRBL Ltd.	2,143	6,876
L&T Finance Holdings Ltd.(1)	24,350	24,346
L&T Technology Services Ltd.	955	66,963
Larsen & Toubro Infotech Ltd.	1,507	136,304
Larsen & Toubro Ltd.	9,970	234,388
Laurus Labs Ltd.	6,295	42,533
LIC Housing Finance Ltd.	16,466	81,526
Linde India Ltd.	348	11,588
LT Foods Ltd.	7,047	5,925
Lupin Ltd.	2,335	27,470
Mahanagar Gas Ltd.	1,830	22,265
Maharashtra Seamless Ltd.	2,014	13,148
Mahindra & Mahindra Financial Services Ltd.	33,525	69,118
Mahindra & Mahindra Ltd.	31,274	347,580
Mahindra Lifespace Developers Ltd.(1)	2,988	10,170
Mahindra Logistics Ltd.	3,262	28,266
Maithan Alloys Ltd.	1,132	14,583
Manali Petrochemicals Ltd.	9,199	13,279
Manappuram Finance Ltd.	40,753	88,572
Marico Ltd.	15,837	113,502
Marksans Pharma Ltd.	7,598	5,686
Maruti Suzuki India Ltd.	1,442	135,745
Matrimony.com Ltd.	690	8,576
Max Financial Services Ltd.(1)	8,843	110,708
Mayur Uniquoters Ltd.	698	4,399
Mazagon Dock Shipbuilders Ltd.	3,870	13,401
Meghmani Finechem Ltd.(1)	423	3,768
Meghmani Organics Ltd.	4,499	5,755
Metropolis Healthcare Ltd.	1,019	44,575
Minda Corp. Ltd.	3,029	6,588
Minda Industries Ltd.	2,212	26,629
Mindtree Ltd.	2,532	145,312
MOIL Ltd.	2,822	6,344
Motherson Sumi Systems Ltd.	33,006	92,126
Motilal Oswal Financial Services Ltd.	3,447	43,355
Mphasis Ltd.	1,587	60,832
MRF Ltd.	88	87,312
MSTC Ltd.	1,029	4,563
Multi Commodity Exchange of India Ltd.	1,228	26,158
Muthoot Finance Ltd.	5,694	108,017
Narayana Hrudayalaya Ltd.(1)	2,447	19,437
Natco Pharma Ltd.	2,338	26,073
National Aluminium Co. Ltd.	64,321	75,433
Nava Bharat Ventures Ltd.	5,922	8,576
NBCC India Ltd.	27,199	14,580
NCC Ltd.	21,138	19,935
NELCO Ltd.	701	6,948
Neogen Chemicals Ltd.	823	15,210
NESCO Ltd.	711	5,573
Nestle India Ltd.	540	137,547

NIIT Ltd.	9,326	49,769
Nippon Life India Asset Management Ltd.	6,940	33,790
NOCIL Ltd.	1,719	5,158
NTPC Ltd.	183,982	310,919
Oberoi Realty Ltd.(1)	6,424	71,049
Oil & Natural Gas Corp. Ltd.	83,437	156,528
Oil India Ltd.	21,074	59,203
Olectra Greentech Ltd.(1)	3,191	35,436
OnMobile Global Ltd.	3,493	4,702
Oracle Financial Services Software Ltd.	137	7,712
Orient Cement Ltd.	10,302	21,427
Orient Electric Ltd.	9,374	48,630
Page Industries Ltd.	188	96,081
Paisalo Digital Ltd.	1,179	15,113
Persistent Systems Ltd.	2,477	136,374
Petronet LNG Ltd.	24,794	72,527
Phillips Carbon Black Ltd.	2,127	5,918
Phoenix Mills Ltd. (The)	2,284	28,893
PI Industries Ltd.	1,103	42,053
Pidilite Industries Ltd.	1,927	56,574
Piramal Enterprises Ltd.	4,189	134,570
PNB Housing Finance Ltd.(1)	6,414	47,240
PNC Infratech Ltd.	10,165	41,538
Poly Medicure Ltd.	932	12,829
Polycab India Ltd.	446	13,678
Polyplex Corp. Ltd.	1,130	27,791
Power Finance Corp. Ltd.	10,140	15,677
Power Grid Corp. of India Ltd.	114,009	313,432
Praj Industries Ltd.	7,674	33,091
Prestige Estates Projects Ltd.	8,021	44,985
Pricol Ltd.(1)	4,351	6,477
Prism Johnson Ltd.(1)	6,392	10,447
Privi Speciality Chemicals Ltd.	426	9,361
Procter & Gamble Health Ltd.	56	3,970
PTC India Ltd.	20,398	29,987
PVR Ltd.(1)	736	13,414
Quess Corp. Ltd.	2,432	28,892
Radico Khaitan Ltd.	4,520	67,762
Rain Industries Ltd.	2,672	7,046
Rajesh Exports Ltd.	5,055	51,486
Rallis India Ltd.	2,331	7,708
Ramco Cements Ltd. (The)	5,309	66,559
Rashtriya Chemicals & Fertilizers Ltd.	7,086	6,590
Ratnamani Metals & Tubes Ltd.	335	9,818
Raymond Ltd.(1)	1,780	15,186
RBL Bank Ltd.(1)	13,582	32,947
REC Ltd.	60,914	108,904
Redington India Ltd.	52,432	102,571
Relaxo Footwears Ltd.	466	8,014
Reliance Industries Ltd., GDR	17,652	1,125,743
Reliance Infrastructure Ltd.(1)	17,976	20,318
Reliance Power Ltd.(1)	326,382	56,263
Repco Home Finance Ltd.	1,964	7,838
Rupa & Co. Ltd.	2,495	13,887
Sanofi India Ltd.	326	34,459

Saregama India Ltd.	198	11,328
SBI Cards & Payment Services Ltd.(1)	2,749	34,675
SBI Life Insurance Co. Ltd.	4,191	64,767
Schaeffler India Ltd.	175	18,091
Sharda Cropchem Ltd.	930	3,897
Shipping Corp. of India Ltd.	5,563	11,011
Shoppers Stop Ltd.(1)	1,341	5,758
Shree Cement Ltd.	224	77,858
Shriram Transport Finance Co. Ltd.	9,252	173,348
Siemens Ltd.	1,247	35,684
Sobha Ltd.	1,143	13,008
Sonata Software Ltd.	6,467	78,652
South Indian Bank Ltd. (The)(1)	51,265	5,934
Spandana Sphoorty Financial Ltd.(1)	887	4,700
SRF Ltd.	5,107	136,381
Star Cement Ltd.(1)	7,215	9,142
State Bank of India, GDR	4,001	242,499
Sterling & Wilson Solar Ltd.(1)	4,243	22,593
Sterlite Technologies Ltd.	10,025	36,813
Strides Pharma Science Ltd.	2,601	16,891
Subex Ltd.	6,461	4,325
Sudarshan Chemical Industries	1,564	11,736
Sumitomo Chemical India Ltd.	963	4,770
Sun Pharmaceutical Industries Ltd.	21,080	211,340
Sun TV Network Ltd.	1,226	8,506
Sundaram Finance Ltd.	691	20,807
Sundram Fasteners Ltd.	4,294	50,048
Sunteck Realty Ltd.	3,995	23,034
Suprajit Engineering Ltd.	3,688	20,396
Supreme Industries Ltd.	4,071	117,605
Supreme Petrochem Ltd.	1,178	10,312
Surya Roshni Ltd.	797	6,505
Suven Pharmaceuticals Ltd.	2,923	18,958
Suzlon Energy Ltd.(1)	104,836	9,559
Syngene International Ltd.(1)	1,687	13,408
Tamil Nadu Newsprint & Papers Ltd.	3,992	6,598
Tanla Platforms Ltd.	2,527	50,299
Tata Chemicals Ltd.	8,877	103,005
Tata Communications Ltd.	4,299	74,241
Tata Consultancy Services Ltd.	12,806	601,847
Tata Consumer Products Ltd.	5,037	52,235
Tata Elxsi Ltd.	828	63,589
Tata Investment Corp. Ltd.	995	18,559
Tata Motors Ltd., ADR(1)(2)	12,870	393,050
Tata Power Co. Ltd. (The)	24,630	70,897
Tata Steel Long Products Ltd.	679	6,426
Tata Steel Ltd.(1)	840	11,970
Tata Steel Ltd.	24,847	352,560
TCI Express Ltd.	457	12,999
TeamLease Services Ltd.(1)	553	31,454
Tech Mahindra Ltd.	22,052	451,657
Tejas Networks Ltd.(1)	1,973	12,055
Thirumalai Chemicals Ltd.	10,204	29,643
Thyrocare Technologies Ltd.	472	6,935
Tide Water Oil Co. India Ltd.	360	7,302

Time Technoplast Ltd.	5,081	4,964
Timken India Ltd.	782	21,005
Tinplate Co. of India Ltd. (The)	3,598	13,066
Titagarh Wagons Ltd.(1)	11,407	13,075
Titan Co. Ltd.	3,073	97,084
Torrent Pharmaceuticals Ltd.	1,621	65,545
Torrent Power Ltd.	3,732	27,384
Transport Corp. of India Ltd.	1,642	14,982
Trident Ltd.	68,002	46,947
Triveni Engineering & Industries Ltd.	6,923	18,964
Tube Investments of India Ltd.	4,147	89,793
TV18 Broadcast Ltd.(1)	50,440	27,660
Uflex Ltd.	3,123	20,365
Ujjivan Financial Services Ltd.(1)	1,463	2,631
UltraTech Cement Ltd.	1,543	152,379
Union Bank of India Ltd.(1)	17,616	10,059
United Spirits Ltd.(1)	10,535	123,785
UPL Ltd.	5,649	51,317
Usha Martin Ltd.(1)	12,880	14,331
UTI Asset Management Co. Ltd.	572	8,345
V-Guard Industries Ltd.	2,008	6,543
VA Tech Wabag Ltd.(1)	2,681	11,841
Vaibhav Global Ltd.	1,025	6,710
Vakrangee Ltd.	31,841	14,479
Vardhman Textiles Ltd.	1,551	41,825
Varroc Engineering Ltd.(1)	1,399	5,485
Varun Beverages Ltd.	5,154	61,097
Vedanta Ltd., ADR(1)(2)	13,156	237,273
Venky's India Ltd.	238	7,871
Vinati Organics Ltd.	714	17,914
VIP Industries Ltd.(1)	1,621	12,076
Vodafone Idea Ltd.(1)	232,783	34,280
Voltas Ltd.	1,275	20,360
VRL Logistics Ltd.	2,302	13,920
Welspun Corp. Ltd.	6,439	14,126
Welspun India Ltd.	20,423	37,566
Westlife Development Ltd.(1)	808	5,906
Wipro Ltd., ADR	26,591	227,087
Wockhardt Ltd.(1)	1,407	8,151
Yes Bank Ltd.(1)	240,779	39,578
Zee Entertainment Enterprises Ltd.	65,242	281,415
Zen Technologies Ltd.	2,024	5,537
Zensar Technologies Ltd.	8,621	51,132
		26,956,914
Indonesia — 1.7%
Ace Hardware Indonesia Tbk PT	107,700	9,804
Adaro Energy Tbk PT	973,100	115,945
Adhi Karya Persero Tbk PT(1)	82,400	5,902
Adi Sarana Armada Tbk PT(1)	73,600	19,045
Agung Podomoro Land Tbk PT(1)	80,200	722
AKR Corporindo Tbk PT	102,100	28,269
Alam Sutera Realty Tbk PT(1)	534,300	6,415
Aneka Tambang Tbk	161,800	25,972
Astra Agro Lestari Tbk PT	40,600	28,258
Astra International Tbk PT	566,800	228,549

Bank BTPN Syariah Tbk PT	164,600	40,991
Bank Bukopin Tbk PT(1)	1,089,998	22,717
Bank Central Asia Tbk PT	597,900	303,810
Bank China Construction Bank Indonesia Tbk PT(1)	357,900	3,145
Bank Mandiri Persero Tbk PT	431,100	210,454
Bank Negara Indonesia Persero Tbk PT	192,600	91,163
Bank Pan Indonesia Tbk PT(1)	16,900	891
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	85,800	8,142
Bank Pembangunan Daerah Jawa Timur Tbk PT	113,500	5,904
Bank Rakyat Indonesia Persero Tbk PT	581,897	165,804
Bank Syariah Indonesia Tbk PT(1)	61,200	8,351
Bank Tabungan Negara Persero Tbk PT(1)	305,700	36,419
Barito Pacific Tbk PT	133,300	8,563
Buana Lintas Lautan Tbk PT(1)	553,700	9,726
Bukit Asam Tbk PT	206,400	37,520
Bumi Serpong Damai Tbk PT(1)	228,300	17,275
Buyung Poetra Sembada PT	68,000	862
Charoen Pokphand Indonesia Tbk PT	136,200	57,618
Ciputra Development Tbk PT	441,900	32,366
Delta Dunia Makmur Tbk PT(1)	222,900	4,333
Dharma Satya Nusantara Tbk PT	370,800	13,706
Elnusa Tbk PT	183,200	3,548
Erajaya Swasembada Tbk PT	362,500	15,675
Gajah Tunggal Tbk PT	82,900	3,880
Global Mediacom Tbk PT(1)	53,600	995
Harum Energy Tbk PT	16,200	10,391
Indah Kiat Pulp & Paper Tbk PT	62,800	33,036
Indo Tambangraya Megah Tbk PT	36,800	55,263
Indocement Tunggal Prakarsa Tbk PT	40,100	29,562
Indofood CBP Sukses Makmur Tbk PT	49,400	29,105
Indofood Sukses Makmur Tbk PT	70,800	31,100
Indosat Tbk PT(1)	74,500	42,533
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	101,252	6,464
Japfa Comfeed Indonesia Tbk PT	274,200	30,643
Jasa Marga Persero Tbk PT(1)	50,700	14,376
Kalbe Farma Tbk PT	594,300	66,372
Kresna Graha Investama Tbk PT(1)	28,000	189
Link Net Tbk PT	36,300	11,133
Lippo Karawaci Tbk PT(1)	765,000	7,905
Malindo Feedmill Tbk PT(1)	13,400	650
Matahari Department Store Tbk PT	145,500	39,897
Medco Energi Internasional Tbk PT(1)	283,340	9,403
Media Nusantara Citra Tbk PT	330,300	22,088
Merdeka Copper Gold Tbk PT(1)	106,600	27,197
Mitra Adiperkasa Tbk PT(1)	508,100	26,242
Mitra Keluarga Karyasehat Tbk PT	29,600	4,919
Pabrik Kertas Tjiwi Kimia Tbk PT	25,700	13,746
Pakuwon Jati Tbk PT(1)	287,300	9,854
Panin Financial Tbk PT(1)	427,000	5,308
Perusahaan Gas Negara Tbk PT(1)	351,300	36,773
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	273,400	23,606
PP Persero Tbk PT(1)	159,800	12,581
Puradelta Lestari Tbk PT	105,100	1,599
Rimo International Lestari Tbk PT(1)	329,900	1,152
Salim Ivomas Pratama Tbk PT	44,700	1,389

Sarana Menara Nusantara Tbk PT	505,900	40,925
Selamat Sempurna Tbk PT	68,200	6,236
Semen Gresik (Persero) Tbk PT	92,300	51,427
Siloam International Hospitals Tbk PT	2,000	1,354
Smartfren Telecom Tbk PT(1)	3,336,600	20,457
Sri Rejeki Isman Tbk PT(1)	54,600	557
Summarecon Agung Tbk PT(1)	747,358	45,311
Surya Citra Media Tbk PT(1)	945,000	22,586
Surya Esa Perkasa Tbk PT(1)	52,700	1,288
Surya Semesta Internusa Tbk PT(1)	20,600	701
Telekomunikasi Indonesia Persero Tbk PT, ADR(2)	14,008	393,204
Timah Tbk PT(1)	178,800	19,688
Tower Bersama Infrastructure Tbk PT	253,700	53,555
Tunas Baru Lampung Tbk PT	24,900	1,387
Unilever Indonesia Tbk PT	131,800	41,295
United Tractors Tbk PT	72,800	108,290
Waskita Beton Precast Tbk PT(1)	48,300	428
Waskita Karya Persero Tbk PT(1)	158,700	8,754
Wijaya Karya Persero Tbk PT(1)	60,800	4,909
XL Axiata Tbk PT	243,300	52,133
		3,051,700
Malaysia — 1.7%
7-Eleven Malaysia Holdings Bhd, Class B	3,000	1,068
Aeon Co. M Bhd	34,400	11,292
AEON Credit Service M Bhd	500	1,529
AirAsia Group Bhd(1)	33,100	6,954
Alliance Bank Malaysia Bhd	34,700	23,733
AMMB Holdings Bhd(1)	89,500	67,151
Ann Joo Resources Bhd	16,600	7,249
Astro Malaysia Holdings Bhd	23,800	5,418
ATA IMS Bhd	14,300	1,527
Axiata Group Bhd	40,600	37,573
Bank Islam Malaysia Bhd	21,700	15,089
Berjaya Corp. Bhd(1)	18,096	1,096
Berjaya Sports Toto Bhd	7,474	3,354
Bermaz Auto Bhd	17,800	6,300
Beshom Holding Bhd.(1)	2,076	902
Bumi Armada Bhd(1)	144,000	14,947
Bursa Malaysia Bhd	27,900	42,749
Cahya Mata Sarawak Bhd	32,700	10,305
Careplus Group Bhd	13,500	4,158
Carlsberg Brewery Malaysia Bhd	2,500	11,792
Chin Hin Group Bhd	35,100	14,814
CIMB Group Holdings Bhd	126,935	155,965
Coastal Contracts Bhd(1)	3,400	759
Comfort Glove Bhd	6,800	2,063
CSC Steel Holdings Bhd	18,100	5,065
Cypark Resources Bhd(1)	15,400	3,221
D&O Green Technologies Bhd	25,100	34,560
Dagang NeXchange Bhd(1)	15,500	2,835
Datasonic Group Bhd	28,200	2,915
Dayang Enterprise Holdings Bhd	17,100	3,194
Dialog Group Bhd	69,000	41,888
DiGi.Com Bhd	60,400	59,751
DRB-Hicom Bhd	29,900	10,931

Dufu Technology Corp. Bhd	2,800	2,747
Eco World Development Group Bhd	95,100	18,959
Econpile Holdings Bhd(1)	5,500	439
Ekovest Bhd(1)	9,600	889
Focus Dynamics Group Bhd(1)	55,800	521
Formosa Prosonic Industries Bhd	6,200	5,523
Fraser & Neave Holdings Bhd	5,300	32,361
Frontken Corp. Bhd	31,000	27,669
Gamuda Bhd(1)	93,400	64,943
Genting Bhd	69,300	72,440
Genting Malaysia Bhd	34,300	22,544
Genting Plantations Bhd	6,300	10,087
Globetronics Technology Bhd	12,200	5,040
HAP Seng Consolidated Bhd	4,400	7,924
Hartalega Holdings Bhd	39,300	60,548
Heineken Malaysia Bhd	2,600	13,048
Hengyuan Refining Co. Bhd	5,300	4,766
Hextar Global Bhd	42,240	13,649
Hiap Teck Venture Bhd	125,000	14,063
Hibiscus Petroleum Bhd	117,100	20,727
Hong Leong Bank Bhd	9,400	40,373
Hong Leong Financial Group Bhd	8,500	34,692
Hong Leong Industries Bhd	400	838
IHH Healthcare Bhd	14,000	21,871
IJM Corp. Bhd	180,900	75,469
Inari Amertron Bhd	72,300	71,812
IOI Corp. Bhd	17,700	15,451
IOI Properties Group Bhd	41,800	11,119
JAKS Resources Bhd(1)	11,180	1,047
Jaya Tiasa Holdings Bhd(1)	28,000	4,065
Kossan Rubber Industries Bhd	33,200	16,955
KPJ Healthcare Bhd	33,800	8,285
KSL Holdings Bhd(1)	5,500	810
Kuala Lumpur Kepong Bhd	5,100	25,512
Land & General Bhd	29,900	786
LBS Bina Group Bhd	8,961	1,094
Leong Hup International Bhd	5,600	697
Lii Hen Industries Bhd	1,400	972
Lotte Chemical Titan Holding Bhd	20,000	10,093
Luxchem Corp. Bhd	20,900	3,545
Mah Sing Group Bhd	51,600	9,066
Malakoff Corp. Bhd	6,800	1,194
Malayan Banking Bhd	80,635	152,752
Malayan Flour Mills Bhd	26,300	3,891
Malaysia Airports Holdings Bhd(1)	27,900	37,956
Malaysia Building Society Bhd	190,000	26,567
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	4,700	416
Malaysian Pacific Industries Bhd	2,600	31,143
Malaysian Resources Corp. Bhd	9,900	800
Matrix Concepts Holdings Bhd	12,200	6,231
Maxis Bhd	58,000	64,299
Media Prima Bhd(1)	58,500	6,384
Mega First Corp. Bhd	4,200	3,499
MISC Bhd	25,700	40,512
MKH Bhd	2,900	890

Muhibbah Engineering M Bhd(1)	2,000	397
My EG Services Bhd	104,400	27,459
Naim Holdings Bhd	4,300	637
Nestle Malaysia Bhd	800	25,362
OCK Group Bhd(1)	7,100	750
OSK Holdings Bhd	6,600	1,338
Padini Holdings Bhd	12,900	8,540
Paramount Corp. Bhd	3,400	581
Perak Transit Bhd	5,566	826
PESTECH International Bhd	23,700	5,686
Petronas Chemicals Group Bhd	40,500	81,666
Petronas Dagangan Bhd	10,200	48,159
Petronas Gas Bhd	12,100	48,273
Poh Huat Resources Holdings Bhd	2,800	906
PPB Group Bhd	7,200	30,398
Press Metal Aluminium Holdings Bhd	39,400	50,034
Public Bank Bhd	253,200	236,976
QL Resources Bhd	9,050	9,783
Ranhill Utilities Bhd	3,792	540
RHB Bank Bhd	67,485	84,563
Sam Engineering & Equipment M Bhd	600	2,986
Sapura Energy Bhd(1)	43,200	859
Sarawak Oil Palms Bhd	1,400	1,164
Scientex Bhd	22,400	23,945
Serba Dinamik Holdings Bhd	4,000	332
Sime Darby Bhd	142,000	73,752
Sime Darby Plantation Bhd	39,800	34,819
Sime Darby Property Bhd	33,900	5,115
SP Setia Bhd Group(1)	120,300	36,496
Sunway Bhd	27,600	11,084
Sunway Construction Group Bhd	11,200	4,375
Supermax Corp. Bhd	36,936	16,524
Syarikat Takaful Malaysia Keluarga Bhd	18,100	15,637
Ta Ann Holdings Bhd	1,700	1,324
Telekom Malaysia Bhd	42,500	56,132
Tenaga Nasional Bhd	70,300	154,097
Thong Guan Industries Bhd	2,400	1,625
TIME dotCom Bhd	38,400	41,362
Tiong NAM Logistics Holdings	26,900	5,037
Top Glove Corp. Bhd	109,800	76,379
Tropicana Corp. Bhd(1)	4,807	1,210
Uchi Technologies Bhd	7,500	5,528
UEM Sunrise Bhd(1)	6,800	500
UMW Holdings Bhd	5,900	4,320
Unisem M Bhd	26,600	26,481
UWC Bhd	6,400	8,966
Velesto Energy Bhd(1)	250,600	7,679
ViTrox Corp. Bhd	2,000	9,757
Vizione Holdings Bhd(1)	5,100	103
VS Industry Bhd	66,800	22,846
Wah Seong Corp. Bhd(1)	16,200	2,664
WCT Holdings Bhd(1)	7,446	955
Westports Holdings Bhd	38,900	37,361
Yinson Holdings Bhd	46,900	63,126

YTL Corp. Bhd	27,796	3,894
		3,163,428
Mexico — 2.0%
Alfa SAB de CV, Series A	66,800	46,979
Alpek SAB de CV	45,690	47,794
Alsea SAB de CV(1)	16,700	28,591
America Movil SAB de CV, Class L ADR	30,864	537,651
Arca Continental SAB de CV	5,600	34,147
Banco del Bajio SA	40,992	69,185
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	4,307	26,359
Becle SAB de CV	4,400	10,094
Bolsa Mexicana de Valores SAB de CV	7,200	12,028
Cemex SAB de CV, ADR(1)	9,300	57,195
Coca-Cola Femsa SAB de CV	19,355	94,841
Consorcio ARA SAB de CV	4,900	964
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	5,699	84,459
Corp. Inmobiliaria Vesta SAB de CV	17,700	30,113
Credito Real SAB de CV SOFOM ER(1)	14,600	5,073
El Puerto de Liverpool SAB de CV, Class C1	600	2,291
Fomento Economico Mexicano SAB de CV, ADR	1,708	120,824
GCC SAB de CV	11,000	76,586
Genomma Lab Internacional SAB de CV, Class B(1)	66,900	56,222
Gentera SAB de CV(1)	92,800	47,347
Gruma SAB de CV, B Shares	13,190	159,455
Grupo Aeromexico SAB de CV(1)	6,856	1,663
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(1)	859	38,904
Grupo Aeroportuario del Pacifico SAB de CV, ADR(1)	1,077	124,393
Grupo Aeroportuario del Sureste SAB de CV, ADR	232	42,398
Grupo Bimbo SAB de CV, Series A	21,200	55,901
Grupo Carso SAB de CV	8,000	23,281
Grupo Comercial Chedraui SA de CV	10,300	18,503
Grupo Financiero Banorte SAB de CV	77,596	462,265
Grupo Financiero Inbursa SAB de CV(1)	109,250	104,856
Grupo GICSA SAB de CV(1)	8,000	787
Grupo Industrial Saltillo SAB de CV	1,800	2,434
Grupo Mexico SAB de CV, Series B	64,994	270,706
Grupo Rotoplas SAB de CV(1)	1,969	2,409
Grupo Televisa SAB, ADR	23,272	213,870
Grupo Traxion SAB de CV(1)(2)	10,800	16,490
Hoteles City Express SAB de CV(1)	1,300	356
Industrias Bachoco SAB de CV	700	2,334
Industrias Penoles SAB de CV	9,820	120,895
Kimberly-Clark de Mexico SAB de CV, A Shares	30,200	47,548
La Comer SAB de CV	2,600	4,218
Megacable Holdings SAB de CV	46,700	129,956
Nemak SAB de CV(1)	132,340	35,920
Orbia Advance Corp. SAB de CV	36,400	84,929
Promotora y Operadora de Infraestructura SAB de CV	4,330	29,842
Qualitas Controladora SAB de CV	11,200	48,738
Regional SAB de CV	22,590	106,563
Unifin Financiera SAB de CV(1)	723	1,131
Wal-Mart de Mexico SAB de CV	69,197	217,506
		3,756,994
Peru — 0.2%
Cia de Minas Buenaventura SAA, ADR(1)	10,799	78,941

Credicorp Ltd.	1,318	155,524
Intercorp Financial Services, Inc.	1,730	50,170
Southern Copper Corp.	1,674	97,929
		382,564
Philippines — 0.8%
Aboitiz Equity Ventures, Inc.	51,790	50,605
Aboitiz Power Corp.	12,100	7,176
AC Energy Corp.	92,100	20,571
Alliance Global Group, Inc.	166,000	37,311
Ayala Corp.	3,780	62,549
Ayala Land, Inc.	104,800	71,609
Ayalaland Logistics Holdings Corp.(1)	17,000	1,877
Bank of the Philippine Islands	47,080	85,155
BDO Unibank, Inc.	42,830	105,244
Cebu Air, Inc.(1)	6,390	5,859
Century Pacific Food, Inc.	41,200	22,073
Converge Information and Communications Technology Solutions, Inc.(1)	28,200	17,776
Cosco Capital, Inc.	51,700	5,211
DMCI Holdings, Inc.	350,700	56,675
DoubleDragon Corp.	2,700	410
East West Banking Corp.(1)	5,400	999
EEI Corp.(1)	5,000	636
Filinvest Land, Inc.	41,000	910
First Gen Corp.	22,300	13,052
Ginebra San Miguel, Inc.	1,300	2,572
Global Ferronickel Holdings, Inc.	171,000	7,247
Globe Telecom, Inc.	615	39,996
GT Capital Holdings, Inc.	4,830	54,494
Integrated Micro-Electronics, Inc.(1)	6,600	1,128
International Container Terminal Services, Inc.	26,150	102,806
JG Summit Holdings, Inc.	30,713	34,556
Jollibee Foods Corp.	9,390	43,837
Manila Electric Co.	5,510	31,446
Manila Water Co., Inc.	32,900	15,657
Max's Group, Inc.(1)	4,100	540
Megaworld Corp.	712,000	44,318
Metro Pacific Investments Corp.	373,000	29,958
Metropolitan Bank & Trust Co.	93,560	92,571
Nickel Asia Corp.	85,000	8,661
Petron Corp.(1)	75,000	4,882
Pilipinas Shell Petroleum Corp.(1)	1,600	647
PLDT, Inc., ADR(2)	2,164	72,040
Puregold Price Club, Inc.	65,600	53,459
Robinsons Land Corp.	91,300	32,916
Robinsons Retail Holdings, Inc.	34,190	45,152
Security Bank Corp.	14,690	33,440
Semirara Mining & Power Corp.	60,700	27,527
SM Investments Corp.	2,055	39,898
SM Prime Holdings, Inc.	80,700	59,828
Universal Robina Corp.	16,160	42,668
Vista Land & Lifescapes, Inc.	62,800	4,767
Wilcon Depot, Inc.	52,200	33,011
		1,525,720
Poland — 1.0%
Alior Bank SA(1)	7,262	101,761

Allegro.eu SA(1)	1,485	14,220
AmRest Holdings SE(1)	2,830	19,523
Asseco Poland SA	1,398	29,922
Bank Millennium SA(1)	49,227	99,214
Bank Polska Kasa Opieki SA	4,027	116,288
CCC SA(1)	861	21,447
CD Projekt SA	3,015	134,260
Ciech SA	2,368	24,232
Cyfrowy Polsat SA	4,067	34,722
Dino Polska SA(1)	962	79,792
Enea SA(1)	4,731	10,152
Eurocash SA	2,586	6,878
Famur SA(1)	6,958	4,600
Grupa Azoty SA(1)	3,462	29,803
Grupa Lotos SA(1)	5,066	66,400
Jastrzebska Spolka Weglowa SA(1)	5,105	51,029
KGHM Polska Miedz SA	2,108	72,369
KRUK SA	1,181	96,606
LPP SA	35	113,568
Lubelski Wegiel Bogdanka SA(1)	109	948
mBank SA(1)	675	79,816
Mercator Medical SA(1)	146	4,825
Neuca SA	24	4,631
Orange Polska SA(1)	42,954	89,424
PGE Polska Grupa Energetyczna SA(1)	7,153	14,429
PKP Cargo SA(1)	196	740
PlayWay SA	39	3,937
Polski Koncern Naftowy ORLEN SA	7,442	129,944
Polskie Gornictwo Naftowe i Gazownictwo SA	30,500	41,131
Powszechna Kasa Oszczednosci Bank Polski SA(1)	8,650	91,418
Powszechny Zaklad Ubezpieczen SA	8,537	74,445
Santander Bank Polska SA	714	63,413
Tauron Polska Energia SA(1)	17,464	12,206
TEN Square Games SA	170	14,503
Warsaw Stock Exchange	783	8,127
		1,760,723
Russia — 2.8%
Gazprom PJSC, ADR	141,156	1,252,180
Globaltrans Investment plc, GDR	19,562	138,153
LUKOIL PJSC, ADR	14,143	1,226,643
Magnit PJSC, GDR	5,867	90,448
Mail.ru Group Ltd., GDR(1)	87	1,456
Mechel PJSC, ADR(1)(2)	3,686	10,579
MMC Norilsk Nickel PJSC, ADR	8,493	243,166
Mobile TeleSystems PJSC, ADR	9,674	77,489
Novatek PJSC, GDR	763	166,449
Novolipetsk Steel PJSC, GDR	3,066	88,397
O'Key Group SA, GDR(1)	1,578	1,022
PhosAgro PJSC, GDR	6,871	151,534
Ros Agro plc, GDR	3,053	46,457
Rosneft Oil Co. PJSC, GDR	36,427	274,271
Sberbank of Russia PJSC, ADR (London)	45,360	764,387
Severstal PAO, GDR	6,837	143,068
Tatneft PJSC, ADR	5,679	214,822
VTB Bank PJSC, GDR(1)	150,853	183,773

X5 Retail Group NV, GDR	1,335	36,918
		5,111,212
South Africa — 3.6%
Absa Group Ltd.	23,875	200,465
Adcock Ingram Holdings Ltd.	305	851
Advtech Ltd.	12,737	13,762
AECI Ltd.	8,701	61,882
African Rainbow Minerals Ltd.	3,920	50,707
Afrimat Ltd.	756	2,444
Alexander Forbes Group Holdings Ltd.	4,775	1,349
Anglo American Platinum Ltd.	425	45,081
AngloGold Ashanti Ltd., ADR	8,266	173,090
Aspen Pharmacare Holdings Ltd.	16,004	239,391
Astral Foods Ltd.	1,498	16,057
AVI Ltd.	11,358	57,624
Balwin Properties Ltd.	4,197	865
Barloworld Ltd.	14,553	138,199
Bid Corp. Ltd.	4,461	85,544
Bidvest Group Ltd. (The)	6,862	77,623
Blue Label Telecoms Ltd.(1)	5,048	1,526
Brait plc(1)	4,194	1,024
Capitec Bank Holdings Ltd.	881	101,095
Cashbuild Ltd.	488	7,105
City Lodge Hotels Ltd.(1)	2,646	733
Clicks Group Ltd.	5,854	104,178
Coronation Fund Managers Ltd.	11,549	39,608
Curro Holdings Ltd.(1)	896	670
DataTec Ltd.	6,876	16,180
Dis-Chem Pharmacies Ltd.	19,019	41,522
Discovery Ltd.(1)	8,239	69,072
Distell Group Holdings Ltd.(1)	1,448	14,649
DRDGOLD Ltd.	20,138	18,595
EOH Holdings Ltd.(1)	1,194	541
EPP NV(1)	3,537	2,638
Exxaro Resources Ltd.	8,348	79,672
Famous Brands Ltd.(1)	293	1,249
FirstRand Ltd.	74,567	260,769
Foschini Group Ltd. (The)(1)	12,120	92,015
Gold Fields Ltd., ADR	17,438	197,747
Grindrod Shipping Holdings Ltd.(1)	1,481	21,254
Harmony Gold Mining Co. Ltd., ADR	20,365	86,755
Impala Platinum Holdings Ltd.	22,688	284,153
Investec Ltd.	11,930	60,412
JSE Ltd.	2,920	19,919
KAP Industrial Holdings Ltd.	124,978	33,400
Kumba Iron Ore Ltd.	679	19,223
Lewis Group Ltd.	508	1,534
Liberty Holdings Ltd.(1)	8,537	47,550
Life Healthcare Group Holdings Ltd.(1)	32,255	47,779
Massmart Holdings Ltd.(1)	2,982	11,403
Metair Investments Ltd.	1,914	3,217
MiX Telematics Ltd., ADR	83	940
Momentum Metropolitan Holdings	54,634	62,149
Motus Holdings Ltd.	14,099	94,505
Mpact Ltd.(1)	965	1,930

Mr Price Group Ltd.	6,006	75,095
MTN Group Ltd.(1)	44,543	449,314
MultiChoice Group	16,569	128,039
Murray & Roberts Holdings Ltd.(1)	1,453	1,213
Nampak Ltd.(1)	4,076	1,018
Naspers Ltd., N Shares	1,386	212,289
Nedbank Group Ltd.	18,333	189,499
NEPI Rockcastle plc	15,391	95,557
Netcare Ltd.(1)	24,526	22,246
Ninety One Ltd.	573	1,903
Northam Platinum Holdings Ltd.(1)	5,393	75,336
Oceana Group Ltd.	464	1,719
Old Mutual Ltd.	264,354	201,690
Omnia Holdings Ltd.	15,314	62,217
Pepkor Holdings Ltd.(1)	8,240	11,334
Pick n Pay Stores Ltd.	15,753	52,682
PPC Ltd.(1)	125,428	39,710
Rand Merchant Investment Holdings Ltd.	22,456	58,913
Raubex Group Ltd.	1,373	3,087
Reinet Investments SCA	8,127	134,483
Remgro Ltd.	20,703	162,997
Reunert Ltd.	3,156	9,623
RFG Holdings Ltd.	1,040	790
RMB Holdings Ltd.	8,812	816
Royal Bafokeng Platinum Ltd.	10,169	93,694
Sanlam Ltd.	26,643	92,762
Santam Ltd.	817	13,243
Sappi Ltd.(1)	51,586	143,905
Sasol Ltd., ADR(1)(2)	13,550	220,594
Shoprite Holdings Ltd.	11,215	138,888
Sibanye Stillwater Ltd., ADR(2)	15,264	189,884
SPAR Group Ltd. (The)	5,074	51,790
Standard Bank Group Ltd.	24,005	194,983
Steinhoff International Holdings NV(1)	35,801	5,098
Sun International Ltd.(1)	488	786
Super Group Ltd.	12,586	25,932
Telkom SA SOC Ltd.(1)	29,761	97,895
Thungela Resources Ltd.(1)	2,210	10,346
Tiger Brands Ltd.	4,347	48,797
Transaction Capital Ltd.	4,056	10,864
Trencor Ltd.(1)	1,689	497
Truworths International Ltd.	19,786	61,907
Tsogo Sun Gaming Ltd.(1)	3,616	2,160
Tsogo Sun Hotels Ltd.(1)	3,866	748
Vodacom Group Ltd.	8,287	69,641
Wilson Bayly Holmes-Ovcon Ltd.	1,556	10,411
Woolworths Holdings Ltd.	31,006	100,217
Zeder Investments Ltd.	8,750	1,740
		6,589,997
South Korea — 13.8%
Ace Technologies Corp.(1)	775	8,612
Advanced Process Systems Corp.	1,624	29,047
Aekyung Industrial Co. Ltd.	349	5,435
AfreecaTV Co. Ltd.	388	66,283
Agabang&Company(1)	2,113	7,961

Ahnlab, Inc.	82	4,526
Alteogen, Inc.(1)	180	10,389
Amicogen, Inc.(1)	579	13,619
Amorepacific Corp.	322	42,541
AMOREPACIFIC Group	544	18,883
Ananti, Inc.(1)	6,338	51,923
Aprogen Medicines, Inc.(1)	437	542
Aprogen pharmaceuticals, Inc.(1)	1,383	976
AptaBio Therapeutics, Inc.(1)	182	4,999
Asiana Airlines, Inc.(1)	3,845	58,237
BGF Co. Ltd.	616	2,540
BGF retail Co. Ltd.	495	60,476
BH Co. Ltd.	157	2,786
Binggrae Co. Ltd.	162	6,900
Bioneer Corp.(1)	1,389	54,341
BNK Financial Group, Inc.	11,388	76,615
Boditech Med, Inc.	953	13,139
Boryung Pharmaceutical Co. Ltd.	285	3,446
Bukwang Pharmaceutical Co. Ltd.	513	5,127
Byucksan Corp.	2,612	6,652
Cafe24 Corp.(1)	224	4,523
Cellid Co. Ltd.(1)	65	2,843
Celltrion Healthcare Co. Ltd.(1)	270	18,380
Celltrion Pharm, Inc.(1)	245	24,674
Celltrion, Inc.(1)	595	103,570
Chabiotech Co. Ltd.(1)	516	7,598
Cheil Worldwide, Inc.	2,198	40,129
Chong Kun Dang Pharmaceutical Corp.	235	21,094
Chongkundang Holdings Corp.	42	2,411
Chunbo Co. Ltd.	75	21,867
CJ CGV Co. Ltd.(1)	377	7,104
CJ CheilJedang Corp.	230	68,550
CJ Corp.	1,048	70,544
CJ ENM Co. Ltd.	760	86,690
CJ Logistics Corp.(1)	623	64,997
CMG Pharmaceutical Co. Ltd.(1)	803	2,214
Com2uSCorp	114	14,870
Cosmax, Inc.(1)	739	56,197
CosmoAM&T Co. Ltd.(1)	253	9,150
COSON Co. Ltd.(1)	1,078	2,387
Coway Co. Ltd.	2,887	164,721
COWELL FASHION Co. Ltd.	866	5,354
Creative & Innovative System(1)	493	5,860
CrystalGenomics, Inc.(1)	1,166	6,031
CS Wind Corp.	558	26,609
Cuckoo Homesys Co. Ltd.	704	22,486
Daea TI Co. Ltd.	824	3,516
Daeduck Electronics Co. Ltd.	1,856	31,002
Daesang Corp.	1,157	20,846
Daewon Pharmaceutical Co. Ltd.	384	4,765
Daewoo Engineering & Construction Co. Ltd.(1)	14,667	66,403
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	196	3,798
Daewoong Co. Ltd.	705	18,334
Daewoong Pharmaceutical Co. Ltd.	177	19,710
Daishin Securities Co. Ltd.	3,122	49,144

Daou Data Corp.	1,324	14,414
Daou Technology, Inc.	2,270	41,143
Dawonsys Co. Ltd.	644	16,373
DB Financial Investment Co. Ltd.	1,678	9,180
DB HiTek Co. Ltd.	2,429	136,043
DB Insurance Co. Ltd.	3,664	166,059
Dentium Co. Ltd.	478	21,571
Devsisters Co. Ltd.(1)	99	8,372
DGB Financial Group, Inc.	8,267	62,228
Digital Power Communications Co. Ltd.	700	9,388
DIO Corp.(1)	562	14,838
DL E&C Co. Ltd.(1)	275	25,575
DL Holdings Co. Ltd.	439	20,641
Dong-A Socio Holdings Co. Ltd.	122	11,303
Dong-A ST Co. Ltd.	223	12,809
Dongjin Semichem Co. Ltd.	2,768	78,691
DongKook Pharmaceutical Co. Ltd.	415	6,842
Dongkuk Steel Mill Co. Ltd.	3,091	36,778
Dongsuh Cos., Inc.	282	7,529
Dongwha Enterprise Co. Ltd.(1)	82	7,659
Dongwha Pharm Co. Ltd.	1,215	15,532
Dongwon Development Co. Ltd.	641	2,593
Dongwon F&B Co. Ltd.	93	14,206
Dongwon Industries Co. Ltd.	66	11,684
Dongwon Systems Corp.	217	9,485
Doosan Heavy Industries & Construction Co. Ltd.(1)	7,856	125,797
DoubleUGames Co. Ltd.	275	12,889
Douzone Bizon Co. Ltd.	812	51,523
Duk San Neolux Co. Ltd.(1)	569	26,420
E-MART, Inc.	671	80,555
Echo Marketing, Inc.	366	5,091
Ecopro BM Co. Ltd.	118	53,945
Ecopro Co. Ltd.	166	17,913
Ecopro HN Co. Ltd.(1)	136	9,472
ENF Technology Co. Ltd.	240	5,512
Eo Technics Co. Ltd.	129	11,073
Eugene Corp.	3,001	11,138
Eugene Investment & Securities Co. Ltd.	4,439	12,752
Eugene Technology Co. Ltd.	502	20,266
F&F Co. Ltd. / New(1)	180	124,967
F&F Holdings Co. Ltd.	27	786
Fila Holdings Corp.	1,963	57,804
Fine Semitech Corp.	363	6,692
Foosung Co. Ltd.(1)	1,807	36,445
GC Cell Corp.	386	30,429
Genexine, Inc.(1)	81	3,887
GOLFZON Co. Ltd.	158	22,078
Grand Korea Leisure Co. Ltd.(1)	242	2,382
Green Cross Corp.	41	7,499
Green Cross Holdings Corp.	435	8,960
GS Engineering & Construction Corp.	4,090	126,249
GS Holdings Corp.	3,191	100,513
GS Retail Co. Ltd.	2,870	68,107
HAESUNG DS Co. Ltd.	210	7,999
Halla Holdings Corp.	590	21,563

Hana Financial Group, Inc.	12,802	425,503
Hana Materials, Inc.	176	8,866
Hana Tour Service, Inc.(1)	496	27,696
Hanall Biopharma Co. Ltd.(1)	410	6,580
Handsome Co. Ltd.	1,148	33,839
Hanil Cement Co. Ltd.	730	11,742
Hanjin Heavy Industries & Construction Co. Ltd.(1)	2,594	16,374
Hanjin Kal Corp.(1)	187	8,372
Hanjin Transportation Co. Ltd.	337	7,912
Hankook Shell Oil Co. Ltd.	40	9,029
Hankook Tire & Technology Co. Ltd.	4,178	135,463
Hanmi Pharm Co. Ltd.	112	23,750
Hanmi Semiconductor Co. Ltd.	682	18,637
Hanon Systems	5,582	60,773
Hansae Co. Ltd.	1,736	29,058
Hansol Chemical Co. Ltd.	375	94,608
Hansol Paper Co. Ltd.	1,067	11,704
Hansol Technics Co. Ltd.(1)	1,045	4,916
Hanssem Co. Ltd.	322	23,297
Hanwha Aerospace Co. Ltd.	1,438	49,217
Hanwha Corp.	3,440	86,310
Hanwha General Insurance Co. Ltd.(1)	2,607	7,612
Hanwha Investment & Securities Co. Ltd.(1)	10,391	45,334
Hanwha Life Insurance Co. Ltd.	21,319	49,709
Hanwha Solutions Corp.(1)	3,550	98,933
Hanwha Systems Co. Ltd.	2,295	27,224
Harim Holdings Co. Ltd.	1,765	13,376
HDC Holdings Co. Ltd.	769	6,256
HDC Hyundai Development Co-Engineering & Construction, E Shares	3,589	62,739
Helixmith Co. Ltd.(1)	112	2,320
Hite Jinro Co. Ltd.	2,211	54,006
HLB Life Science Co. Ltd.(1)	1,360	13,754
HLB, Inc.(1)	686	20,814
HMM Co. Ltd.(1)	9,756	193,830
Hotel Shilla Co. Ltd.	1,180	70,249
HS Industries Co. Ltd.	1,315	6,158
Huchems Fine Chemical Corp.	1,424	25,776
Hugel, Inc.(1)	170	20,287
Humax Co. Ltd.(1)	1,601	5,724
Humedix Co. Ltd.	254	4,952
Huons Co. Ltd.	118	4,490
Huons Global Co. Ltd.	135	4,395
Hwaseung Enterprise Co. Ltd.	315	3,982
HYBE Co. Ltd.(1)	162	49,606
Hyosung Advanced Materials Corp.(1)	118	59,375
Hyosung Chemical Corp.(1)	216	44,608
Hyosung Corp.	369	28,090
Hyosung Heavy Industries Corp.(1)	224	11,281
Hyosung TNC Corp.	186	78,528
Hyundai Autoever Corp.	90	8,460
Hyundai Bioscience Co. Ltd.(1)	581	15,059
Hyundai Construction Equipment Co. Ltd.(1)	678	20,510
Hyundai Corp.	337	4,233
Hyundai Department Store Co. Ltd.	646	36,478
Hyundai Doosan Infracore Co. Ltd.(1)	500	3,125

Hyundai Electric & Energy System Co. Ltd.(1)	1,951	35,745
Hyundai Elevator Co. Ltd.	1,982	65,489
Hyundai Engineering & Construction Co. Ltd.	2,544	94,518
Hyundai Futurenet Co., Ltd.	2,521	8,802
Hyundai Glovis Co. Ltd.	496	60,701
Hyundai Greenfood Co. Ltd.	883	5,926
Hyundai Heavy Industries Holdings Co. Ltd.	1,270	56,569
Hyundai Home Shopping Network Corp.	257	13,241
Hyundai Livart Furniture Co. Ltd.	429	4,846
Hyundai Marine & Fire Insurance Co. Ltd.	5,208	100,711
Hyundai Mipo Dockyard Co. Ltd.(1)	294	17,042
Hyundai Mobis Co. Ltd.	1,290	239,418
Hyundai Motor Co.	4,069	668,472
Hyundai Steel Co.	4,284	133,341
Hyundai Wia Corp.	564	33,935
i-SENS, Inc.	272	6,483
ICD Co. Ltd.	599	5,667
Il Dong Pharmaceutical Co. Ltd.(1)	741	10,602
Iljin Diamond Co. Ltd.	93	2,367
Iljin Materials Co. Ltd.	319	34,384
Ilyang Pharmaceutical Co. Ltd.	886	20,033
iMarketKorea, Inc.	1,209	10,345
Industrial Bank of Korea	12,893	111,672
Innocean Worldwide, Inc.	782	33,937
Innox Advanced Materials Co. Ltd.(1)	328	10,436
Inscobee, Inc.(1)	756	1,969
Insun ENT Co. Ltd.(1)	1,650	13,976
Interflex Co. Ltd.(1)	276	2,777
Interpark Corp.	3,022	12,420
INTOPS Co. Ltd.	746	13,364
iNtRON Biotechnology, Inc.(1)	366	7,121
IS Dongseo Co. Ltd.	141	4,796
JB Financial Group Co. Ltd.	8,061	54,437
Jeil Pharmaceutical Co. Ltd.	24	611
Jeju Air Co. Ltd.(1)	190	2,521
Jin Air Co. Ltd.(1)	624	8,484
Jusung Engineering Co. Ltd.(1)	892	12,049
JW Holdings Corp.	388	1,048
JW Pharmaceutical Corp.	307	5,473
JYP Entertainment Corp.	869	33,091
Kakao Corp.	3,341	341,817
KakaoBank Corp.(1)	897	48,889
Kangwon Land, Inc.(1)	1,592	29,517
KB Financial Group, Inc., ADR(2)	12,638	560,874
KC Co. Ltd.	435	7,494
KC Tech Co. Ltd.	493	9,369
KCC Corp.	181	41,852
KCC Glass Corp.	462	20,528
KEPCO Engineering & Construction Co., Inc.	229	16,129
KEPCO Plant Service & Engineering Co. Ltd.	604	19,666
KG Dongbu Steel Co. Ltd.	279	2,244
Kginicis Co. Ltd.	1,731	23,395
KH Feelux Co. Ltd.(1)	8,049	17,115
Kia Corp.	9,123	597,094
KISCO Corp.	1,358	8,254

KIWOOM Securities Co. Ltd.	1,166	95,527
KMW Co. Ltd.(1)	276	8,446
Koentec Co. Ltd.	632	4,421
Koh Young Technology, Inc.	700	11,578
Kolmar BNH Co. Ltd.	169	4,168
Kolmar Korea Co. Ltd.	104	3,232
Kolmar Korea Holdings Co. Ltd.	244	3,683
Kolon Industries, Inc.	1,544	91,750
KoMiCo Ltd.	129	7,204
Komipharm International Co. Ltd.(1)	185	1,270
KONA I Co. Ltd.(1)	776	16,338
Korea Aerospace Industries Ltd.	3,129	71,653
Korea Electric Power Corp., ADR(2)	5,606	49,221
Korea Electric Terminal Co. Ltd.	609	33,151
Korea Gas Corp.(1)	430	12,737
Korea Investment Holdings Co. Ltd.	1,676	105,944
Korea Line Corp.(1)	17,992	34,344
Korea Petrochemical Ind Co. Ltd.	128	18,366
Korea Real Estate Investment & Trust Co. Ltd.	3,951	8,503
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	519	38,183
Korea United Pharm, Inc.	247	10,131
Korea Zinc Co. Ltd.	260	108,290
Korean Air Lines Co. Ltd.(1)	5,365	119,231
Korean Reinsurance Co.	3,944	30,843
KT Skylife Co. Ltd.	1,686	12,234
KTB Investment & Securities Co. Ltd.	4,274	21,184
Kumho Petrochemical Co. Ltd.	765	99,273
Kumho Tire Co., Inc.(1)	3,469	11,542
Kwang Dong Pharmaceutical Co. Ltd.	671	3,781
Kyobo Securities Co. Ltd.	138	948
Kyung Dong Navien Co. Ltd.	141	6,207
L&C Bio Co. Ltd.	334	8,772
L&F Co. Ltd.	128	24,139
LB Semicon, Inc.	795	7,971
LEENO Industrial, Inc.	353	58,810
LegoChem Biosciences, Inc.(1)	200	8,195
LF Corp.	2,214	31,165
LG Chem Ltd.	632	370,220
LG Corp.	1,880	124,412
LG Display Co. Ltd., ADR(1)(2)	16,135	135,373
LG Electronics, Inc.	4,246	413,274
LG HelloVision Co. Ltd.	1,238	5,663
LG Household & Health Care Ltd.	200	177,368
LG Innotek Co. Ltd.	788	201,129
LG Uplus Corp.	11,210	127,574
LIG Nex1 Co. Ltd.	595	26,832
Lock&Lock Co. Ltd.(1)	304	2,494
Lotte Chemical Corp.	477	80,814
Lotte Chilsung Beverage Co. Ltd.	222	24,413
Lotte Confectionery Co. Ltd.	107	10,003
Lotte Corp.	231	5,629
LOTTE Fine Chemical Co. Ltd.	810	53,182
Lotte Food Co. Ltd.	21	5,615
LOTTE Himart Co. Ltd.	116	2,266
Lotte Shopping Co. Ltd.	743	52,253

LS Corp.	813	33,691
LS Electric Co. Ltd.	817	36,032
Lutronic Corp.(1)	1,474	18,343
LVMC Holdings(1)	986	2,816
LX Hausys Ltd.	346	16,334
LX Holdings Corp.(1)	355	2,607
LX INTERNATIONAL Corp.	1,786	34,751
LX Semicon Co. Ltd.	439	39,508
Maeil Dairies Co. Ltd.	252	14,437
Mando Corp.(1)	1,602	73,646
Mcnex Co. Ltd.	1,165	44,242
Medytox, Inc.(1)	156	17,161
MegaStudyEdu Co. Ltd.	837	52,747
Meritz Financial Group, Inc.	3,092	89,461
Meritz Fire & Marine Insurance Co. Ltd.	4,008	105,175
Meritz Securities Co. Ltd.	19,286	80,960
Mirae Asset Life Insurance Co. Ltd.	2,237	7,414
Mirae Asset Securities Co. Ltd.	15,080	108,664
Miwon Commercial Co. Ltd.	26	4,503
Myoung Shin Industrial Co. Ltd.(1)	421	9,390
Namhae Chemical Corp.	960	8,053
Namsun Aluminum Co. Ltd.(1)	4,341	8,513
Naturecell Co. Ltd.(1)	342	5,094
NAVER Corp.	1,483	473,451
NCSoft Corp.	141	80,499
Neowiz(1)	562	13,924
NEPES Corp.(1)	475	12,453
Netmarble Corp.	181	17,777
Nexen Tire Corp.	1,809	9,449
NH Investment & Securities Co. Ltd.	9,262	96,171
NHN Corp.(1)	469	35,631
NHN KCP Corp.(1)	1,092	30,524
NICE Holdings Co. Ltd.	890	11,673
NICE Information Service Co. Ltd.	1,931	27,935
NongShim Co. Ltd.	108	24,861
OCI Co. Ltd.(1)	635	58,508
OliX Pharmaceuticals, Inc.(1)	206	6,367
OptoElectronics Solutions Co. Ltd.	81	2,051
Orion Corp./Republic of Korea	639	52,177
Orion Holdings Corp.	494	6,100
Osstem Implant Co. Ltd.	576	54,162
Ottogi Corp.	71	26,021
Pan Ocean Co. Ltd.	10,087	43,973
Paradise Co. Ltd.(1)	1,512	17,408
Park Systems Corp.	72	8,766
Partron Co. Ltd.	1,065	9,889
Pearl Abyss Corp.(1)	642	71,254
PharmaResearch Co. Ltd.	223	14,448
PI Advanced Materials Co. Ltd.	961	37,338
Poongsan Corp.	487	11,714
POSCO, ADR	6,681	368,591
POSCO Chemical Co. Ltd.	347	46,065
Posco ICT Co. Ltd.	844	4,062
Posco International Corp.	2,436	38,328
Pulmuone Co. Ltd.	627	8,290

S-1 Corp.	691	42,919
S-Oil Corp.	2,420	162,112
Samchully Co. Ltd.	65	4,579
Samjin Pharmaceutical Co. Ltd.	249	5,123
Samsung Biologics Co. Ltd.(1)	117	87,711
Samsung C&T Corp.	1,542	136,778
Samsung Card Co. Ltd.	448	12,242
Samsung Electro-Mechanics Co. Ltd.	1,588	222,378
Samsung Electronics Co. Ltd., GDR	3,224	4,819,531
Samsung Engineering Co. Ltd.(1)	5,201	90,815
Samsung Fire & Marine Insurance Co. Ltd.	1,640	279,026
Samsung Heavy Industries Co. Ltd.(1)	16,989	72,762
Samsung Life Insurance Co. Ltd.	1,465	73,438
Samsung Pharmaceutical Co. Ltd.(1)	723	2,881
Samsung SDI Co. Ltd.	786	454,152
Samsung SDS Co. Ltd.	704	84,599
Samsung Securities Co. Ltd.	3,933	146,500
Samwha Capacitor Co. Ltd.	200	8,912
Samyang Corp.	176	9,010
Samyang Foods Co. Ltd.	395	26,139
Samyang Holdings Corp.	195	14,890
Sangsangin Co. Ltd.(1)	2,948	19,060
Seah Besteel Corp.	390	5,992
SeAH Steel Corp.	101	7,796
SeAH Steel Holdings Corp.	160	13,294
Sebang Global Battery Co. Ltd.	158	9,914
Seegene, Inc.	857	54,103
Seobu T&D	1,765	12,581
Seojin System Co. Ltd.(1)	239	7,917
Seoul Semiconductor Co. Ltd.	725	8,286
Seoul Viosys Co. Ltd.	377	4,094
SFA Engineering Corp.	912	25,783
SFA Semicon Co. Ltd.(1)	2,124	10,960
Shin Poong Pharmaceutical Co. Ltd.	78	2,143
Shinhan Financial Group Co. Ltd., ADR(2)	15,324	446,541
Shinsegae International, Inc.	26	3,044
Shinsegae, Inc.	531	97,273
Shinsung E&G Co. Ltd.(1)	2,421	3,647
Shinyoung Securities Co. Ltd.	132	6,431
SIMMTECH Co. Ltd.	1,438	48,486
SK Biopharmaceuticals Co. Ltd.(1)	226	18,147
SK Bioscience Co. Ltd.(1)	187	44,157
SK Chemicals Co. Ltd.	410	47,997
SK D&D Co. Ltd.	398	9,486
SK Discovery Co. Ltd.	345	12,798
SK Gas Ltd.	126	12,210
SK Hynix, Inc.	10,144	969,777
SK IE Technology Co. Ltd.(1)	232	30,383
SK Innovation Co. Ltd.(1)	1,062	173,742
SK Materials Co. Ltd.	168	57,907
SK Networks Co. Ltd.	11,687	47,165
SK Securities Co. Ltd.	31,975	24,665
SK Square Co. Ltd.(1)	1,505	86,152
SK Telecom Co. Ltd., ADR	4,191	192,805
SK, Inc.	774	168,556

SKC Co. Ltd.	731	121,067
SL Corp.	1,283	33,481
SM Entertainment Co. Ltd.(1)	586	33,159
SNT Motiv Co. Ltd.	434	15,190
SOLUM Co. Ltd.(1)	448	8,692
Songwon Industrial Co. Ltd.	1,219	18,643
Soulbrain Co. Ltd.	82	17,686
Soulbrain Holdings Co., Ltd.(1)	101	2,987
SPC Samlip Co. Ltd.	100	5,696
Studio Dragon Corp.(1)	147	10,428
Suheung Co. Ltd.	280	9,400
Taeyoung Engineering & Construction Co. Ltd.	1,144	9,388
TES Co. Ltd.	1,052	22,627
Tesna, Inc.	851	30,465
TK Corp.	771	6,581
Tokai Carbon Korea Co. Ltd.	90	10,942
Tongyang Life Insurance Co. Ltd.	4,796	26,837
Tongyang, Inc.	3,527	3,964
Toptec Co. Ltd.	247	1,531
TY Holdings Co. Ltd.(1)	1,322	25,617
Unid Co. Ltd.	507	42,140
Unison Co. Ltd.(1)	4,003	8,979
UniTest, Inc.(1)	329	8,273
Value Added Technology Co. Ltd.	1,055	29,134
Vaxcell-Bio Therapeutics Co. Ltd.(1)	86	3,798
Vidente Co. Ltd.(1)	1,697	44,012
Vieworks Co. Ltd.	344	10,260
Webzen, Inc.(1)	493	10,078
Wemade Co. Ltd.	120	19,854
Winix, Inc.	383	5,977
WiSoL Co. Ltd.	935	7,393
Wonik Holdings Co. Ltd.(1)	908	3,355
WONIK IPS Co. Ltd.	1,371	44,891
Wonik Materials Co. Ltd.	174	4,536
Wonik QnC Corp.(1)	299	6,753
Woongjin Thinkbig Co. Ltd.	2,317	5,728
Woori Financial Group, Inc.	24,490	259,210
Woori Investment Bank Co. Ltd.	18,555	13,561
Woori Technology Investment Co. Ltd.(1)	1,779	14,245
Youngone Corp.	1,635	53,331
Youngone Holdings Co. Ltd.	191	7,616
Yuanta Securities Korea Co. Ltd.	5,691	18,392
Yuhan Corp.	694	33,787
Zinus, Inc.	287	19,072
		25,426,879
Taiwan — 18.3%
Abico Avy Co. Ltd.	6,020	5,359
Ability Enterprise Co. Ltd.(1)	22,000	19,094
AcBel Polytech, Inc.	24,000	30,077
Accton Technology Corp.	5,000	51,934
Acer, Inc.	104,000	103,364
ACES Electronic Co. Ltd.	7,000	12,467
Acter Group Corp. Ltd.	2,000	14,019
ADATA Technology Co. Ltd.	9,000	27,942
Advanced Analog Technology, Inc.	2,000	6,272

Advanced International Multitech Co. Ltd.	5,000	13,582
Advanced Power Electronics Corp.	3,000	11,538
Advantech Co. Ltd.	6,099	83,736
AGV Products Corp.(1)	14,000	5,165
Airmate Cayman International Co. Ltd.	1,060	737
Airtac International Group	1,046	32,012
Alchip Technologies Ltd.	4,000	146,937
Alcor Micro Corp.(1)	4,000	8,917
Allis Electric Co. Ltd.	2,205	1,867
Alltek Technology Corp.	7,420	7,747
Alltop Technology Co. Ltd.	1,500	8,815
Alpha Networks, Inc.	5,773	6,008
Altek Corp.	7,000	9,902
Ampire Co. Ltd.	2,000	1,764
AMPOC Far-East Co. Ltd.	2,000	2,709
AmTRAN Technology Co. Ltd.	50,292	33,022
Anpec Electronics Corp.	3,000	27,622
Apacer Technology, Inc.	1,000	1,604
APAQ Technology Co. Ltd.	3,000	5,993
APCB, Inc.	2,000	1,535
Apex International Co. Ltd.	10,000	40,788
Arcadyan Technology Corp.	7,000	27,682
Ardentec Corp.	40,000	79,546
Argosy Research, Inc.	2,155	9,330
ASE Technology Holding Co. Ltd., ADR	34,287	250,638
Asia Cement Corp.	69,000	103,970
Asia Optical Co., Inc.(1)	2,000	7,086
Asia Pacific Telecom Co. Ltd.(1)	28,621	8,411
Asia Polymer Corp.	25,353	32,927
Asia Vital Components Co. Ltd.	22,000	69,410
ASROCK, Inc.	2,000	17,145
Asustek Computer, Inc.	13,000	164,358
Aten International Co. Ltd.	2,000	5,785
AU Optronics Corp.(2)	221,800	159,780
Audix Corp.	1,000	2,104
AURAS Technology Co. Ltd.	3,000	20,640
Avermedia Technologies	8,800	7,907
Bank of Kaohsiung Co. Ltd.	4,305	1,770
Basso Industry Corp.	3,000	4,501
BenQ Materials Corp.	7,000	9,856
BES Engineering Corp.	48,000	15,089
Bin Chuan Enterprise Co. Ltd.	2,000	1,762
Bizlink Holding, Inc.	4,000	37,033
Brighton-Best International Taiwan, Inc.	31,000	38,247
C Sun Manufacturing Ltd.	7,140	13,019
Capital Securities Corp.	98,000	56,638
Career Technology MFG. Co. Ltd.(1)	23,020	20,036
Catcher Technology Co. Ltd.	23,000	127,734
Cathay Financial Holding Co. Ltd.	236,000	507,019
Cayman Engley Industrial Co. Ltd.	2,000	6,187
Celxpert Energy Corp.	3,000	4,584
Central Reinsurance Co. Ltd.	10,000	10,118
Century Iron & Steel Industrial Co. Ltd.	2,000	8,030
Chailease Holding Co. Ltd.	1,092	9,661
Chain Chon Industrial Co. Ltd.(1)	9,000	6,736

ChainQui Construction Development Co. Ltd.	2,200	1,451
Champion Building Materials Co. Ltd.(1)	25,000	10,174
Chang Hwa Commercial Bank Ltd.	110,482	65,057
Chang Wah Electromaterials, Inc.	16,000	19,600
Chang Wah Technology Co. Ltd.	1,000	3,563
Channel Well Technology Co. Ltd.	2,000	2,839
Charoen Pokphand Enterprise	8,000	23,210
CHC Healthcare Group	1,000	1,330
Chen Full International Co. Ltd.	4,000	5,755
Cheng Loong Corp.	23,000	28,040
Cheng Mei Materials Technology Corp.(1)	27,000	12,215
Cheng Shin Rubber Industry Co. Ltd.	47,000	56,510
Cheng Uei Precision Industry Co. Ltd.	15,000	20,665
Chia Chang Co. Ltd.	5,000	8,210
Chia Hsin Cement Corp.	2,000	1,488
Chicony Electronics Co. Ltd.	28,000	79,856
Chicony Power Technology Co. Ltd.	4,000	10,697
Chilisin Electronics Corp.	9,000	29,180
Chin-Poon Industrial Co. Ltd.	13,000	17,094
China Airlines Ltd.(1)	148,000	137,066
China Bills Finance Corp.	26,000	15,960
China Chemical & Pharmaceutical Co. Ltd.	2,000	1,617
China Development Financial Holding Corp.	577,000	338,760
China Electric Manufacturing Corp.	28,000	14,161
China General Plastics Corp.	26,805	32,420
China Life Insurance Co. Ltd.	109,700	120,736
China Man-Made Fiber Corp.	82,000	29,806
China Metal Products	1,000	1,152
China Motor Corp.	17,000	40,064
China Petrochemical Development Corp.(1)	96,000	43,509
China Steel Chemical Corp.	2,000	8,224
China Steel Corp.	206,000	240,335
Chinese Maritime Transport Ltd.	7,000	14,264
Ching Feng Home Fashions Co. Ltd.	1,000	720
Chipbond Technology Corp.	32,000	77,074
ChipMOS Technologies, Inc.	39,000	64,372
Chlitina Holding Ltd.	3,000	26,705
Chong Hong Construction Co. Ltd.	2,000	5,320
Chroma ATE, Inc.	1,000	6,659
Chung Hung Steel Corp.	32,000	40,022
Chung Hwa Pulp Corp.(1)	19,000	16,304
Chung-Hsin Electric & Machinery Manufacturing Corp.	18,000	28,930
Chunghwa Telecom Co. Ltd., ADR	7,018	281,422
Cleanaway Co. Ltd.	6,000	52,815
Clevo Co.	25,000	28,052
CMC Magnetics Corp.(1)	38,000	11,760
Co-Tech Development Corp.	1,000	2,755
Compal Electronics, Inc.	177,000	146,972
Compeq Manufacturing Co. Ltd.	67,000	99,593
Concord International Securities Co. Ltd.	13,000	7,008
Concord Securities Co. Ltd.	4,028	2,035
Concraft Holding Co. Ltd.	3,000	4,170
Continental Holdings Corp.	16,000	14,462
Contrel Technology Co. Ltd.	13,000	9,794
Coremax Corp.	3,378	17,303

Coretronic Corp.	12,000	34,136
CTBC Financial Holding Co. Ltd.	569,000	498,116
CTCI Corp.	35,000	45,003
CviLux Corp.	4,000	7,002
CyberTAN Technology, Inc.	6,000	6,815
DA CIN Construction Co. Ltd.	6,000	6,816
Darfon Electronics Corp.	12,000	19,978
Darwin Precisions Corp.(1)	23,000	8,943
Daxin Materials Corp.	2,000	8,261
Delta Electronics, Inc.	10,000	91,929
Depo Auto Parts Ind Co. Ltd.	3,000	6,221
Dimerco Express Corp.	8,240	29,881
Dyaco International, Inc.	1,000	2,190
Dynamic Electronics Co. Ltd.	14,274	11,235
Dynapack International Technology Corp.	3,000	11,128
E Ink Holdings, Inc.	1,000	4,525
E-LIFE MALL Corp.	1,000	2,973
E.Sun Financial Holding Co. Ltd.	57,076	55,163
Eastern Media International Corp.	14,250	16,749
Eclat Textile Co. Ltd.	1,000	20,818
Edom Technology Co. Ltd.	9,900	11,264
eGalax_eMPIA Technology, Inc.	2,060	5,730
Egis Technology, Inc.	2,000	7,909
Elan Microelectronics Corp.	12,000	69,622
Elite Advanced Laser Corp.	8,000	16,406
Elite Material Co. Ltd.	17,000	171,041
Elite Semiconductor Microelectronics Technology, Inc.	18,000	103,523
Elitegroup Computer Systems Co. Ltd.	3,000	2,665
eMemory Technology, Inc.	2,000	154,747
ENNOSTAR, Inc.(1)	5,325	14,762
Eson Precision Ind Co. Ltd.	1,000	2,453
Eternal Materials Co. Ltd.	18,000	23,305
Eva Airways Corp.(1)	143,000	128,287
Evergreen International Storage & Transport Corp.	36,000	37,692
Evergreen Marine Corp. Taiwan Ltd.	97,000	429,631
Everlight Chemical Industrial Corp.	26,000	23,860
Everlight Electronics Co. Ltd.	26,000	47,754
Excellence Opto, Inc.	2,000	1,830
Excelliance Mos Corp.	2,000	13,630
Excelsior Medical Co. Ltd.	3,000	6,045
Far Eastern Department Stores Ltd.	15,000	11,346
Far Eastern International Bank	113,883	42,920
Far Eastern New Century Corp.	93,000	93,005
Far EasTone Telecommunications Co. Ltd.	49,000	108,357
Faraday Technology Corp.	14,000	92,667
Farglory F T Z Investment Holding Co. Ltd.	10,000	19,743
Farglory Land Development Co. Ltd.	9,000	20,856
Federal Corp.	9,000	8,447
Feng Hsin Steel Co. Ltd.	12,000	33,507
Feng TAY Enterprise Co. Ltd.	1,200	8,753
Firich Enterprises Co. Ltd.(1)	9,000	9,401
First Financial Holding Co. Ltd.	110,410	91,698
First Hi-Tec Enterprise Co. Ltd.	5,000	11,130
First Steamship Co. Ltd.(1)	28,350	13,422
FIT Holding Co. Ltd.	9,000	10,160

Fitipower Integrated Technology, Inc.	5,451	48,643
Fittech Co. Ltd.	2,000	14,998
FLEXium Interconnect, Inc.(1)	12,000	44,263
Flytech Technology Co. Ltd.	10,000	25,971
FocalTech Systems Co. Ltd.	8,900	52,870
Forcecon Tech Co. Ltd.	3,559	12,456
Formosa Advanced Technologies Co. Ltd.	5,000	6,931
Formosa Chemicals & Fibre Corp.	44,000	122,959
Formosa International Hotels Corp.	4,000	21,641
Formosa Optical Technology Co. Ltd.	1,000	2,212
Formosa Petrochemical Corp.	10,000	34,092
Formosa Plastics Corp.	104,000	381,443
Formosa Sumco Technology Corp.	2,000	17,848
Formosa Taffeta Co. Ltd.	29,000	30,059
Formosan Rubber Group, Inc.	13,000	10,518
Formosan Union Chemical	30,000	25,161
Founding Construction & Development Co. Ltd.	2,000	1,354
Foxconn Technology Co. Ltd.	46,000	107,462
Foxsemicon Integrated Technology, Inc.	5,000	39,996
Franbo Lines Corp.(1)	10,698	9,582
FSP Technology, Inc.	5,000	7,844
Fubon Financial Holding Co. Ltd.	237,364	622,153
Fulgent Sun International Holding Co. Ltd.	3,042	10,713
Full Wang International Development Co. Ltd.	2,000	1,349
Fulltech Fiber Glass Corp.(1)	14,000	8,452
Fusheng Precision Co. Ltd.	2,000	14,504
G Shank Enterprise Co. Ltd.	9,000	19,947
Gamania Digital Entertainment Co. Ltd.	4,000	8,622
Gemtek Technology Corp.	8,000	7,815
General Interface Solution Holding Ltd.	10,000	35,689
Generalplus Technology, Inc.	4,000	10,600
Genesys Logic, Inc.	1,000	6,534
Genius Electronic Optical Co. Ltd.	4,000	78,281
Getac Holdings Corp.	12,000	23,185
Giant Manufacturing Co. Ltd.	6,000	67,008
Gigabyte Technology Co. Ltd.	25,000	122,141
Ginko International Co. Ltd.	2,100	18,419
Global Brands Manufacture Ltd.	9,200	12,426
Global Lighting Technologies, Inc.	5,000	13,773
Global Mixed Mode Technology, Inc.	2,000	18,914
Global PMX Co. Ltd.	4,000	26,002
Global Unichip Corp.	5,000	105,255
Globalwafers Co. Ltd.	2,000	58,574
Globe Union Industrial Corp.	2,000	1,065
Gloria Material Technology Corp.	2,000	1,507
GMI Technology, Inc.(1)	7,700	7,855
Gold Circuit Electronics Ltd.	29,000	74,865
Goldsun Building Materials Co. Ltd.	60,990	58,023
Gourmet Master Co. Ltd.	3,000	12,746
Grand Fortune Securities Co. Ltd.	9,391	5,691
Grand Pacific Petrochemical	51,000	52,263
Grape King Bio Ltd.	3,000	17,314
Great Tree Pharmacy Co. Ltd.	2,594	20,233
Great Wall Enterprise Co. Ltd.	16,480	30,748
Greatek Electronics, Inc.	23,000	63,605

GTM Holdings Corp.	2,000	1,820
Hai Kwang Enterprise Corp.	12,000	14,761
Hannstar Board Corp.	20,301	32,468
HannStar Display Corp.(2)	94,000	51,431
HannsTouch Solution, Inc.	22,000	10,725
Harvatek Corp.	11,000	10,782
Heran Co. Ltd.	2,000	8,293
Highlight Tech Corp.	2,000	3,687
Highwealth Construction Corp.	1,100	1,828
Hiroca Holdings Ltd.	4,000	7,279
Hitron Technology, Inc.	3,000	2,661
Hiwin Technologies Corp.	8,122	83,077
Ho Tung Chemical Corp.	45,000	18,030
Hocheng Corp.	13,000	7,423
Hold-Key Electric Wire & Cable Co. Ltd.(1)	7,200	3,656
Holiday Entertainment Co. Ltd.	1,000	2,180
Holtek Semiconductor, Inc.	13,000	49,123
Holy Stone Enterprise Co. Ltd.	7,000	30,397
Hon Hai Precision Industry Co. Ltd.	314,000	1,163,498
Hong Pu Real Estate Development Co. Ltd.	2,000	1,589
Hong YI Fiber Industry Co.	2,000	1,663
Horizon Securities Co. Ltd.	18,000	10,393
Hota Industrial Manufacturing Co. Ltd.	2,147	7,087
Hotai Finance Co. Ltd.	9,000	29,165
Hotai Motor Co. Ltd.	9,000	195,972
Hotron Precision Electronic Industrial Co. Ltd.	3,000	5,770
Hsing TA Cement Co.	2,000	1,431
HTC Corp.(1)	9,000	25,023
Hu Lane Associate, Inc.	4,025	19,345
Hua Nan Financial Holdings Co. Ltd.	172,097	124,821
Huaku Development Co. Ltd.	9,000	29,678
Huang Hsiang Construction Corp.	1,000	1,323
Hung Ching Development & Construction Co. Ltd.	2,000	2,382
Hung Sheng Construction Ltd.	16,920	13,634
Hycon Technology Corp.	2,100	15,733
I-Chiun Precision Industry Co. Ltd.(1)	7,554	14,876
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	1,531
IBF Financial Holdings Co. Ltd.	49,085	28,192
Ichia Technologies, Inc.	16,000	9,539
IEI Integration Corp.	3,000	4,710
Innodisk Corp.	2,020	14,731
Innolux Corp.	279,000	174,090
Inpaq Technology Co. Ltd.(1)	5,000	12,321
Integrated Service Technology, Inc.	5,000	10,119
International CSRC Investment Holdings Co.	21,000	19,252
International Games System Co. Ltd.	3,000	84,027
Inventec Corp.	157,000	144,998
ITE Technology, Inc.	10,000	37,315
ITEQ Corp.	15,000	68,208
Jess-Link Products Co. Ltd.	4,000	5,366
Jih Lin Technology Co. Ltd.	2,000	7,742
K Laser Technology, Inc.	2,000	1,657
Kaimei Electronic Corp.	3,000	12,508
Kaori Heat Treatment Co. Ltd.	8,000	17,100
KEE TAI Properties Co. Ltd.	42,000	22,672

Kenda Rubber Industrial Co. Ltd.	17,040	18,040
Kenmec Mechanical Engineering Co. Ltd.(1)	2,000	1,899
Kindom Development Co. Ltd.	26,400	36,455
King Yuan Electronics Co. Ltd.	51,000	79,371
King's Town Bank Co. Ltd.	52,000	75,098
Kinik Co.	9,000	28,489
Kinpo Electronics	53,000	26,198
Kinsus Interconnect Technology Corp.	17,000	146,434
KMC Kuei Meng International, Inc.	2,000	14,349
KNH Enterprise Co. Ltd.	4,000	3,564
KS Terminals, Inc.	1,000	3,332
Kung Long Batteries Industrial Co. Ltd.	2,000	9,876
Kung Sing Engineering Corp.	4,400	1,340
Kuo Toong International Co. Ltd.	13,000	9,612
Kuo Yang Construction Co. Ltd.	4,545	3,815
L&K Engineering Co. Ltd.	5,000	5,040
Lanner Electronics, Inc.	3,000	5,412
Largan Precision Co. Ltd.	2,000	142,533
Leadtek Research, Inc.(1)	4,000	10,584
Lealea Enterprise Co. Ltd.(1)	23,000	8,925
Lelon Electronics Corp.	2,000	4,822
Lemtech Holdings Co. Ltd.	2,299	13,972
Li Peng Enterprise Co. Ltd.(1)	34,000	12,152
Lian HWA Food Corp.	4,400	10,717
Lien Hwa Industrial Holdings Corp.	1,276	2,632
Lingsen Precision Industries Ltd.(1)	15,000	15,038
Lite-On Technology Corp.	55,000	118,912
Long Da Construction & Development Corp.	2,000	1,503
Longchen Paper & Packaging Co. Ltd.	27,591	23,785
Lotes Co. Ltd.	4,038	99,539
Lucky Cement Corp.	9,000	3,674
Lumax International Corp. Ltd.	1,000	2,478
Lung Yen Life Service Corp.	3,000	4,738
Macauto Industrial Co. Ltd.	2,000	5,581
Machvision, Inc.(1)	2,000	16,910
Macroblock, Inc.	3,000	21,003
Macronix International Co. Ltd.	77,000	116,744
Marketech International Corp.	3,000	16,263
Materials Analysis Technology, Inc.	3,000	14,372
MediaTek, Inc.	12,000	435,007
Mega Financial Holding Co. Ltd.	116,000	142,547
Meiloon Industrial Co.	2,000	2,334
Mercuries & Associates Holding Ltd.	10,400	8,766
Mercuries Life Insurance Co. Ltd.(1)	47,485	15,839
Merida Industry Co. Ltd.	4,000	42,957
Merry Electronics Co. Ltd.	3,000	9,853
Micro-Star International Co. Ltd.	17,000	99,477
Mitac Holdings Corp.	48,840	56,195
Mobiletron Electronics Co. Ltd.(1)	1,000	2,056
momo.com, Inc.	1,300	83,044
MOSA Industrial Corp.	8,000	11,429
MPI Corp.	4,000	16,012
Namchow Holdings Co. Ltd.	5,000	8,789
Nan Liu Enterprise Co. Ltd.	1,000	4,244
Nan Pao Resins Chemical Co. Ltd.	1,000	5,176

Nan Ren Lake Leisure Amusement Co. Ltd.	2,000	1,033
Nan Ya Plastics Corp.	97,000	287,387
Nan Ya Printed Circuit Board Corp.	8,000	178,702
Nantex Industry Co. Ltd.	11,000	33,408
Nanya Technology Corp.	25,000	66,445
Netronix, Inc.	8,000	16,322
Nichidenbo Corp.	7,000	13,353
Nien Made Enterprise Co. Ltd.	5,000	68,113
Nishoku Technology, Inc.	2,000	5,949
Novatek Microelectronics Corp.	13,000	216,468
Nyquest Technology Co. Ltd.	2,000	11,346
O-Bank Co. Ltd.	21,000	5,848
O-TA Precision Industry Co. Ltd.	3,000	16,619
Ocean Plastics Co. Ltd.	9,000	11,329
OptoTech Corp.	25,000	52,111
Orient Semiconductor Electronics Ltd.(1)	52,000	46,345
Oriental Union Chemical Corp.(1)	2,000	1,622
Pacific Hospital Supply Co. Ltd.	3,000	7,658
PADAUK Technology Co. Ltd.	2,200	12,698
Paiho Shih Holdings Corp.	7,000	8,469
Pan Jit International, Inc.	9,000	35,553
Pan-International Industrial Corp.	21,000	29,178
Parade Technologies Ltd.	1,000	76,178
PChome Online, Inc.	6,000	29,178
Pegatron Corp.	59,000	140,998
Pegavision Corp.	2,000	32,468
PharmaEngine, Inc.	3,000	6,193
Phihong Technology Co. Ltd.(1)	14,000	18,136
Phison Electronics Corp.	2,000	29,685
Pixart Imaging, Inc.	4,000	22,035
Plotech Co. Ltd.	2,000	1,904
Pou Chen Corp.	116,000	133,289
Power Wind Health Industry, Inc.	1,050	5,122
Powertech Technology, Inc.	36,000	127,912
Poya International Co. Ltd.	3,030	53,071
President Chain Store Corp.	18,000	174,182
President Securities Corp.	30,451	25,752
Prince Housing & Development Corp.	60,000	28,391
Promate Electronic Co. Ltd.	9,000	13,123
Prosperity Dielectrics Co. Ltd.	3,000	6,633
Qisda Corp.	59,000	62,255
Qualipoly Chemical Corp.	4,000	6,193
Quang Viet Enterprise Co. Ltd.	1,000	5,020
Quanta Computer, Inc.	32,000	98,589
Quanta Storage, Inc.	5,000	7,088
Radiant Opto-Electronics Corp.	13,000	44,820
Radium Life Tech Co. Ltd.	21,000	7,480
Realtek Semiconductor Corp.	19,000	376,942
Rechi Precision Co. Ltd.	12,000	8,174
Rexon Industrial Corp. Ltd.	4,000	9,169
Rich Development Co. Ltd.	21,000	7,080
Ritek Corp.(1)	16,000	5,102
Roo Hsing Co. Ltd.(1)	3,000	814
Ruentex Development Co. Ltd.	55,800	128,331
Ruentex Engineering & Construction Co.	5,480	23,889

Ruentex Industries Ltd.	24,400	87,100
Ruentex Materials Co. Ltd.	1,000	1,107
Sampo Corp.	9,000	9,506
San Fang Chemical Industry Co. Ltd.	2,000	1,466
San Far Property Ltd.	2,316	1,262
San Shing Fastech Corp.	3,000	5,980
Sanyang Motor Co. Ltd.	12,000	11,183
SCI Pharmtech, Inc.	1,200	3,385
SDI Corp.	1,000	5,845
Sea Sonic Electronics Co. Ltd.	2,000	5,954
Sensortek Technology Corp.	1,000	17,937
Shan-Loong Transportation Co. Ltd.	2,000	2,588
Shanghai Commercial & Savings Bank Ltd. (The)	127,000	211,263
Sheng Yu Steel Co. Ltd.	2,000	2,282
ShenMao Technology, Inc.	2,000	6,020
Shih Her Technologies, Inc.	6,000	14,948
Shihlin Paper Corp.(1)	9,000	21,861
Shin Foong Specialty & Applied Materials Co. Ltd.	1,000	6,472
Shin Kong Financial Holding Co. Ltd.	520,852	197,296
Shin Zu Shing Co. Ltd.	8,123	27,445
Shining Building Business Co. Ltd.(1)	22,000	8,458
Shinkong Insurance Co. Ltd.	5,000	8,437
Shinkong Synthetic Fibers Corp.	16,000	11,094
Shiny Chemical Industrial Co. Ltd.	2,222	10,993
ShunSin Technology Holding Ltd.	2,000	6,830
Shuttle, Inc.(1)	12,000	5,163
Sigurd Microelectronics Corp.	31,000	65,747
Silergy Corp.	1,000	169,019
Silicon Integrated Systems Corp.	43,600	40,220
Silicon Optronics, Inc.	5,000	25,520
Simplo Technology Co. Ltd.	4,000	47,106
Sincere Navigation Corp.	12,000	12,457
Sino-American Silicon Products, Inc.	26,000	192,974
Sinon Corp.	27,000	27,630
SinoPac Financial Holdings Co. Ltd.	441,000	241,965
Sinyi Realty, Inc.	6,000	7,002
Sirtec International Co. Ltd.	1,000	923
Sitronix Technology Corp.(2)	8,000	80,646
Siward Crystal Technology Co. Ltd.	2,000	2,913
Soft-World International Corp.	2,000	6,807
Solar Applied Materials Technology Corp.	12,547	22,088
Sonix Technology Co. Ltd.	6,000	19,870
Speed Tech Corp.	7,000	19,702
Sporton International, Inc.	1,050	7,925
St Shine Optical Co. Ltd.	1,000	10,757
Standard Foods Corp.	6,000	10,979
Star Comgistic Capital Co. Ltd.	4,000	3,639
Stark Technology, Inc.	3,000	7,668
Sunjuice Holdings Co. Ltd.	1,000	12,795
Sunny Friend Environmental Technology Co. Ltd.	2,000	14,285
Sunonwealth Electric Machine Industry Co. Ltd.	1,000	1,497
Supreme Electronics Co. Ltd.	7,739	12,446
Sweeten Real Estate Development Co. Ltd.	2,160	2,215
Symtek Automation Asia Co. Ltd.	2,000	8,092
Syncmold Enterprise Corp.	6,000	14,753

Synnex Technology International Corp.	23,000	48,137
Systex Corp.	4,000	12,287
T3EX Global Holdings Corp.	10,121	50,363
TA Chen Stainless Pipe(1)	75,741	124,726
Ta Ya Electric Wire & Cable	17,164	15,112
TA-I Technology Co. Ltd.	3,000	7,161
Tah Hsin Industrial Corp.	3,000	7,267
Tai-Saw Technology Co. Ltd.(1)	2,000	2,949
Taichung Commercial Bank Co. Ltd.	163,713	69,926
TaiDoc Technology Corp.	4,000	24,710
Taiflex Scientific Co. Ltd.	4,000	6,811
Tainan Spinning Co. Ltd.	33,000	26,846
Tainergy Tech Co. Ltd.(1)	5,000	6,095
Taishin Financial Holding Co. Ltd.	485,391	324,117
Taisun Enterprise Co. Ltd.	2,000	1,916
Taita Chemical Co. Ltd.	8,899	10,732
Taiwan Business Bank	294,085	101,414
Taiwan Cement Corp.	86,150	142,215
Taiwan Cogeneration Corp.	19,000	26,058
Taiwan Cooperative Financial Holding Co. Ltd.	158,691	135,273
Taiwan FamilyMart Co. Ltd.	1,000	9,112
Taiwan Fertilizer Co. Ltd.	39,000	95,412
Taiwan Fire & Marine Insurance Co. Ltd.	2,000	1,437
Taiwan FU Hsing Industrial Co. Ltd.	4,000	5,873
Taiwan Glass Industry Corp.	42,000	39,944
Taiwan High Speed Rail Corp.	90,000	95,905
Taiwan Hon Chuan Enterprise Co. Ltd.	15,000	36,052
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	2,000	4,805
Taiwan Land Development Corp.(1)	21,000	3,233
Taiwan Mask Corp.	8,000	28,961
Taiwan Mobile Co. Ltd.	44,000	153,415
Taiwan Navigation Co. Ltd.	11,000	14,902
Taiwan Paiho Ltd.	10,000	27,917
Taiwan PCB Techvest Co. Ltd.	10,000	16,628
Taiwan Sakura Corp.	4,000	9,715
Taiwan Secom Co. Ltd.	7,000	26,279
Taiwan Semiconductor Co. Ltd.	8,000	22,000
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	62,966	7,376,467
Taiwan Shin Kong Security Co. Ltd.	1,010	1,442
Taiwan Styrene Monomer	2,000	1,215
Taiwan Surface Mounting Technology Corp.	16,000	67,122
Taiwan TEA Corp.(1)	29,000	20,106
Taiwan Union Technology Corp.	9,000	32,750
Taiyen Biotech Co. Ltd.	6,000	7,148
Tatung Co. Ltd.(1)	2,000	2,546
TCI Co. Ltd.	2,000	14,889
Te Chang Construction Co. Ltd.	1,000	1,069
Teco Electric and Machinery Co. Ltd.	71,000	78,553
Tera Autotech Corp.	1,081	799
Test Research, Inc.	9,000	18,622
Test Rite International Co. Ltd.	2,000	1,476
Tex-Ray Industrial Co. Ltd.	12,000	5,939
Thinking Electronic Industrial Co. Ltd.	2,000	10,772
Thye Ming Industrial Co. Ltd.	800	1,151
Ton Yi Industrial Corp.	20,000	9,289

Tong Yang Industry Co. Ltd.	8,000	9,390
Tong-Tai Machine & Tool Co. Ltd.(1)	2,000	1,210
Topco Scientific Co. Ltd.	12,000	62,859
Topoint Technology Co. Ltd.	7,000	10,437
TPK Holding Co. Ltd.	14,000	19,863
Transcend Information, Inc.	3,000	7,453
Tripod Technology Corp.	17,000	76,130
Tsann Kuen Enterprise Co. Ltd.	12,000	17,375
TSC Auto ID Technology Co. Ltd.	1,000	7,223
TSRC Corp.	14,000	16,438
Ttet Union Corp.	2,000	11,525
TTY Biopharm Co. Ltd.	10,000	24,445
Tung Ho Steel Enterprise Corp.	20,770	44,932
TXC Corp.	19,000	71,828
TYC Brother Industrial Co. Ltd.	10,000	6,827
Tyntek Corp.	3,000	2,986
TZE Shin International Co. Ltd.(1)	9,000	6,581
U-Ming Marine Transport Corp.	12,000	23,255
Ultra Chip, Inc.	3,000	26,003
Uni-President Enterprises Corp.	72,000	168,832
Unimicron Technology Corp.	30,000	244,980
Union Bank of Taiwan(1)	41,960	19,041
Union Insurance Co. Ltd.	2,100	1,466
Unitech Computer Co. Ltd.	10,000	14,181
Unitech Printed Circuit Board Corp.(1)	12,000	8,020
United Integrated Services Co. Ltd.	6,000	38,366
United Microelectronics Corp.	342,000	782,935
United Renewable Energy Co. Ltd.(1)	6,285	4,777
Univacco Technology, Inc.	2,000	1,864
Universal Cement Corp.	15,000	11,287
Unizyx Holding Corp.(1)	16,000	19,437
UPC Technology Corp.	28,000	21,219
USI Corp.	47,000	52,608
Utechzone Co. Ltd.	3,000	7,823
Vanguard International Semiconductor Corp.(2)	46,000	256,277
Ventec International Group Co. Ltd.	2,000	9,602
Visual Photonics Epitaxy Co. Ltd.	9,000	49,183
Voltronic Power Technology Corp.	1,000	57,009
Wafer Works Corp.	8,000	23,538
Wah Lee Industrial Corp.	12,100	39,306
Walsin Lihwa Corp.	111,000	104,283
Walsin Technology Corp.(1)	10,000	62,083
Walton Advanced Engineering, Inc.(1)	12,000	7,845
Wan Hai Lines Ltd.	25,900	145,501
Wei Chuan Foods Corp.	9,000	7,181
Weikeng Industrial Co. Ltd.	15,000	15,949
Well Shin Technology Co. Ltd.	5,000	8,675
Weltrend Semiconductor	2,000	6,621
Win Semiconductors Corp.	9,000	117,073
Winbond Electronics Corp.	92,000	105,789
Winstek Semiconductor Co. Ltd.	2,000	2,265
Wisdom Marine Lines Co. Ltd.	24,047	63,240
Wistron Corp.	157,000	161,305
Wistron Information Technology & Services Corp.	2,000	6,049
Wistron NeWeb Corp.	25,000	66,389

Wiwynn Corp.	1,000	37,540
Wowprime Corp.	4,000	19,951
WPG Holdings Ltd.	46,000	82,919
WT Microelectronics Co. Ltd.	29,000	66,078
WUS Printed Circuit Co. Ltd.	1,800	1,874
XinTec, Inc.	11,000	54,518
Xxentria Technology Materials Corp.	1,000	2,418
Yageo Corp.	6,000	98,009
Yang Ming Marine Transport Corp.(1)	72,000	295,658
YC INOX Co. Ltd.	14,000	15,750
YCC Parts Manufacturing Co. Ltd.	1,000	1,220
Yea Shin International Development Co. Ltd.	5,000	4,113
Yem Chio Co. Ltd.	13,771	7,422
Yen Sun Technology Corp.	4,000	4,876
YFY, Inc.	64,000	79,058
Yi Jinn Industrial Co. Ltd.	7,000	4,467
Yieh Phui Enterprise Co. Ltd.(1)	27,000	23,111
Yonyu Plastics Co. Ltd.	1,000	1,263
Young Fast Optoelectronics Co. Ltd.(1)	4,000	4,175
Youngtek Electronics Corp.	9,000	27,508
Yuanta Financial Holding Co. Ltd.	310,600	263,899
Yulon Finance Corp.	12,865	77,808
Yulon Motor Co. Ltd.	43,357	63,555
YungShin Global Holding Corp.	1,000	1,556
Yungtay Engineering Co. Ltd.	1,000	2,314
Zeng Hsing Industrial Co. Ltd.	2,000	10,382
Zenitron Corp.	2,000	2,274
Zero One Technology Co. Ltd.	2,000	3,182
Zhen Ding Technology Holding Ltd.	34,000	119,205
Zig Sheng Industrial Co. Ltd.	22,000	12,629
Zinwell Corp.(1)	6,000	4,655
ZongTai Real Estate Development Co. Ltd.	6,000	8,724
		33,665,151
Thailand — 2.1%
AAPICO Hitech PCL, NVDR	10,890	7,661
Advanced Info Service PCL, NVDR	23,200	141,611
AEON Thana Sinsap Thailand PCL, NVDR	6,200	33,319
Airports of Thailand PCL, NVDR	33,200	58,799
Amanah Leasing PCL, NVDR	9,200	1,265
Amata Corp. PCL, NVDR	23,700	13,624
AP Thailand PCL, NVDR	171,800	44,313
Asia Aviation PCL, NVDR(1)	63,700	4,599
Asia Plus Group Holdings PCL, NVDR	240,200	24,616
Asia Sermkij Leasing PCL, NVDR	1,800	2,128
Asian Sea Corp. PCL, NVDR	9,900	4,774
Asset World Corp. PCL, NVDR(1)	171,600	21,704
B Grimm Power PCL, NVDR	9,700	11,350
Bangchak Corp. PCL, NVDR	58,000	41,508
Bangkok Airways PCL, NVDR(1)	31,300	8,957
Bangkok Aviation Fuel Services PCL, NVDR(1)	1,000	741
Bangkok Bank PCL, NVDR	9,600	32,054
Bangkok Chain Hospital PCL, NVDR	64,000	40,507
Bangkok Dusit Medical Services PCL, NVDR	117,500	77,630
Bangkok Expressway & Metro PCL, NVDR	140,900	35,310
Bangkok Land PCL, NVDR	196,000	6,100

Bangkok Life Assurance PCL, NVDR	14,300	12,209
Banpu PCL, NVDR	211,366	64,597
Banpu Power PCL, NVDR	9,700	4,823
BCPG PCL, NVDR	8,700	3,217
BEC World PCL, NVDR(1)	74,300	31,304
Berli Jucker PCL, NVDR	15,100	14,766
BTS Group Holdings PCL, NVDR	87,900	23,964
Bumrungrad Hospital PCL, NVDR	9,400	40,030
Cal-Comp Electronics Thailand PCL, NVDR	108,125	9,922
Carabao Group PCL, NVDR	7,200	24,166
Central Pattana PCL, NVDR	27,200	41,938
Central Plaza Hotel PCL, NVDR(1)	1,900	1,734
Central Retail Corp. PCL, NVDR	34,541	32,774
CH Karnchang PCL, NVDR	87,000	54,671
Charoen Pokphand Foods PCL, NVDR	96,400	67,955
Chularat Hospital PCL, NVDR	279,700	32,128
CK Power PCL, NVDR	6,000	867
Com7 PCL, NVDR	18,100	41,540
CP ALL PCL, NVDR	78,000	135,122
Delta Electronics Thailand PCL, NVDR	1,500	19,918
Demco PCL, NVDR(1)	54,700	6,057
Dhipaya Group Holdings PCL, NVDR(1)	5,900	9,674
Diamond Building Products PCL, NVDR	5,000	1,107
Dohome PCL, NVDR	3,791	2,536
Dynasty Ceramic PCL, NVDR	269,300	21,839
Eastern Polymer Group PCL, NVDR	42,400	13,955
Eastern Water Resources Development and Management PCL, NVDR	2,900	792
Ekachai Medical Care PCL, NVDR	4,700	1,141
Electricity Generating PCL, NVDR	9,300	45,727
Energy Absolute PCL, NVDR	22,100	53,681
Erawan Group PCL (The), NVDR(1)	15,660	1,301
Esso Thailand PCL, NVDR(1)	67,300	14,405
GFPT PCL, NVDR	27,500	9,552
Global Power Synergy PCL, NVDR	12,600	27,412
Gulf Energy Development PCL, NVDR	32,100	37,329
Gunkul Engineering PCL, NVDR	152,900	20,541
Haad Thip PCL, NVDR	1,400	1,459
Hana Microelectronics PCL, NVDR	10,400	28,820
Home Product Center PCL, NVDR	123,300	49,727
Ichitan Group PCL, NVDR	20,000	5,967
Indorama Ventures PCL, NVDR	44,300	51,435
Interlink Communication PCL, NVDR	21,100	4,659
IRPC PCL, NVDR	414,800	45,812
Italian-Thai Development PCL, NVDR(1)	149,800	9,045
Jasmine International PCL, NVDR	218,300	18,482
JMT Network Services PCL, NVDR	7,000	12,204
JWD Infologistics PCL, NVDR	30,600	13,791
KCE Electronics PCL, NVDR	18,300	49,845
KGI Securities Thailand PCL, NVDR	97,400	17,568
Khon Kaen Sugar Industry PCL, NVDR(1)	55,500	5,729
Kiatnakin Phatra Bank PCL, NVDR	7,000	11,861
Krung Thai Bank PCL, NVDR	101,100	33,799
Krungthai Card PCL, NVDR	10,800	17,128
Land & Houses PCL, NVDR	270,800	66,941
Lanna Resources PCL, NVDR	38,500	18,680

LPN Development PCL, NVDR	37,300	5,219
Major Cineplex Group PCL, NVDR	17,300	9,465
MBK PCL, NVDR(1)	22,800	8,926
MC Group PCL, NVDR	4,300	1,144
MCS Steel PCL, NVDR	16,600	7,032
Mega Lifesciences PCL, NVDR	26,600	41,702
MFEC PCL, NVDR	43,100	13,043
Minor International PCL, NVDR(1)	43,700	35,264
MK Restaurants Group PCL, NVDR	9,400	14,000
Muangthai Capital PCL, NVDR	21,600	35,815
Noble Development PCL, NVDR	40,800	7,296
Nusasiri PCL, NVDR(1)	94,600	1,206
Origin Property PCL, NVDR	60,500	18,829
Osotspa PCL, NVDR	20,100	19,045
Plan B Media PCL, NVDR(1)	133,800	25,792
Polyplex Thailand PCL, NVDR	13,000	8,859
Precious Shipping PCL, NVDR	61,900	28,780
Premier Marketing PCL, NVDR	3,900	1,096
Prima Marine PCL, NVDR	39,800	7,138
Property Perfect PCL, NVDR	40,700	589
Pruksa Holding PCL, NVDR	16,600	6,395
PTG Energy PCL, NVDR	19,400	8,266
PTT Exploration & Production PCL, NVDR	36,800	123,226
PTT Global Chemical PCL, NVDR	45,900	76,327
PTT Oil & Retail Business PCL, NVDR	85,200	63,090
PTT PCL, NVDR	175,000	183,470
Quality Houses PCL, NVDR	408,100	26,858
Raimon Land PCL, NVDR(1)	40,600	1,120
Rajthanee Hospital PCL, NVDR	10,300	10,358
Ratch Group PCL, NVDR	28,200	36,127
Ratchthani Leasing PCL, NVDR	172,650	20,491
Regional Container Lines PCL, NVDR	31,100	37,484
Rojana Industrial Park PCL, NVDR	6,800	1,286
RS PCL, NVDR(1)	10,700	6,693
S 11 Group PCL, NVDR	4,200	803
Samart Digital PCL, NVDR(1)	296,000	4,831
Sansiri PCL, NVDR	1,174,700	41,800
SEAFCO PCL, NVDR(1)	5,200	679
Sermsang Power Corp. Co. Ltd., NVDR	32,120	11,812
Siam Cement PCL (The), NVDR	10,800	119,057
Siam Commercial Bank PCL (The), NVDR	21,200	76,534
Siam Global House PCL, NVDR	18,555	10,516
Siamgas & Petrochemicals PCL, NVDR	27,100	10,030
Singha Estate PCL, NVDR(1)	20,100	1,082
Sino-Thai Engineering & Construction PCL, NVDR	17,200	6,726
SNC Former PCL, NVDR	2,800	1,295
Somboon Advance Technology PCL, NVDR	2,000	1,224
SPCG PCL, NVDR	13,200	6,972
Sri Trang Agro-Industry PCL, NVDR	44,100	38,810
Srisawad Corp. PCL, NVDR	25,500	45,284
Srisawad Finance PCL, NVDR	4,400	3,779
Srivichai Vejvivat PCL, NVDR	25,600	8,504
Star Petroleum Refining PCL, NVDR(1)	67,500	17,953
Stars Microelectronics Thailand PCL, NVDR(1)	33,500	6,015
STP & I PCL, NVDR(1)	7,300	1,003

Supalai PCL, NVDR	38,700	23,935
Super Energy Corp. PCL, NVDR	762,900	21,303
Susco PCL, NVDR	10,600	1,031
Synnex Thailand PCL, NVDR	11,700	10,136
Taokaenoi Food & Marketing PCL, NVDR	16,200	3,195
Thai Airways International PCL, NVDR(1)	6,800	670
Thai Oil PCL, NVDR	29,400	40,338
Thai Union Group PCL, NVDR	97,200	56,798
Thai Vegetable Oil PCL, NVDR	21,200	18,865
Thaicom PCL, NVDR	73,800	22,960
Thaifoods Group PCL, NVDR	70,100	8,654
Thanachart Capital PCL, NVDR	10,700	11,170
Thonburi Healthcare Group PCL, NVDR	11,800	11,894
Thoresen Thai Agencies PCL, NVDR	68,300	18,543
Tipco Asphalt PCL, NVDR	46,800	24,708
Tisco Financial Group PCL, NVDR	8,700	23,128
TMBThanachart Bank PCL, NVDR	219,700	7,733
TOA Paint Thailand PCL, NVDR	6,900	6,602
Total Access Communication PCL, NVDR	15,400	20,105
TPI Polene PCL, NVDR	156,800	7,727
TPI Polene Power PCL, NVDR	54,800	6,729
TQM Corp. PCL, NVDR	3,600	11,227
True Corp. PCL, NVDR	593,900	79,447
TTW PCL, NVDR	14,400	4,858
U City PCL, NVDR(1)	368,200	21,776
Unique Engineering & Construction PCL, NVDR(1)	4,000	736
Univanich Palm Oil PCL, NVDR	5,800	1,073
VGI PCL, NVDR	22,200	4,410
Vinythai PCL, NVDR	1,500	1,692
WHA Corp. PCL, NVDR	60,400	5,861
Workpoint Entertainment PCL, NVDR	14,600	9,531
WP Energy PCL, NVDR	5,900	845
Xspring Capital PCL, NVDR(1)	107,200	8,971
Zen Corp. Group PCL, NVDR(1)	2,200	739
		3,803,746
Turkey — 0.4%
AG Anadolu Grubu Holding AS	1,279	3,541
Akbank T.A.S.	81,379	39,569
Aksa Akrilik Kimya Sanayii AS	3,764	7,465
Aksa Enerji Uretim AS(1)	15,862	10,314
Aksigorta AS	4,966	2,745
Alarko Holding AS	3,317	2,664
Anadolu Anonim Turk Sigorta Sirketi	5,534	2,546
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,095	5,623
Arcelik AS	470	1,503
Aselsan Elektronik Sanayi Ve Ticaret AS	8,801	14,067
Bagfas Bandirma Gubre Fabrikalari AS(1)	1,255	902
Baticim Bati Anadolu Cimento Sanayii AS(1)	2,996	3,102
Bera Holding AS(1)	2,301	1,764
BIM Birlesik Magazalar AS	7,140	36,347
Cemtas Celik Makina Sanayi Ve Ticaret AS	729	882
Cimsa Cimento Sanayi VE Ticaret AS(1)	1,448	3,454
Coca-Cola Icecek AS	1,377	8,813
Dogan Sirketler Grubu Holding AS	15,748	3,584
Dogus Otomotiv Servis ve Ticaret AS	3,638	12,297

EGE Endustri VE Ticaret AS	21	2,566
Eregli Demir ve Celik Fabrikalari TAS	12,763	20,968
Ford Otomotiv Sanayi AS	1,168	20,381
GSD Holding AS(1)	63,384	14,893
Gubre Fabrikalari TAS(1)	783	4,439
Haci Omer Sabanci Holding AS	43,248	40,250
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	856	858
Is Finansal Kiralama AS(1)	5,787	1,364
Is Yatirim Menkul Degerler AS	1,327	1,911
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(1)	6,824	3,852
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	29,203	18,436
Kartonsan Karton Sanayi ve Ticaret AS	321	1,448
KOC Holding AS	17,503	35,880
Koza Altin Isletmeleri AS(1)	720	6,685
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	12,688	18,395
Logo Yazilim Sanayi Ve Ticaret AS	1,020	3,536
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	783	4,120
Migros Ticaret AS(1)	3,677	11,204
MLP Saglik Hizmetleri AS(1)	4,033	9,499
NET Holding AS(1)	2,629	967
Nuh Cimento Sanayi AS	462	1,433
Pegasus Hava Tasimaciligi AS(1)	1,470	9,293
Petkim Petrokimya Holding AS(1)	36,883	20,836
Sasa Polyester Sanayi AS(1)	2,292	7,233
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,189	1,017
Sok Marketler Ticaret AS	7,558	7,871
TAV Havalimanlari Holding AS(1)	4,174	8,276
Tekfen Holding AS	4,089	5,619
Tofas Turk Otomobil Fabrikasi AS	4,881	30,380
Turk Hava Yollari AO(1)	16,368	21,025
Turk Traktor ve Ziraat Makineleri AS	343	4,760
Turkcell Iletisim Hizmetleri AS, ADR(2)	11,052	39,787
Turkiye Garanti Bankasi AS	30,699	26,197
Turkiye Halk Bankasi AS(1)	8,002	2,740
Turkiye Is Bankasi AS, C Shares	45,470	21,803
Turkiye Petrol Rafinerileri AS(1)	3,354	36,716
Turkiye Sigorta AS	4,436	1,702
Turkiye Sinai Kalkinma Bankasi AS	29,795	3,182
Turkiye Sise ve Cam Fabrikalari AS	17,915	16,272
Turkiye Vakiflar Bankasi TAO, D Shares(1)	11,240	3,000
Vestel Elektronik Sanayi ve Ticaret AS	1,746	3,509
Yapi ve Kredi Bankasi AS	127,982	29,290
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	2,668	2,535
Yesil Yapi Endustrisi AS(1)	21,886	1,659
Zorlu Enerji Elektrik Uretim AS(1)	5,103	623
		689,592
TOTAL COMMON STOCKS (Cost $174,810,718)		182,693,448
WARRANTS†
Malaysia†
Perak Transit Bhd(1)	1,391	51
Vizione Holdings Bhd(1)	2,040	12
		63
Thailand†
Banpu PCL(1)	29,466	2,728

Banpu PCL(1)	29,466		3,970
BTS Group Holdings PCL, NVDR(1)	7,520		130
BTS Group Holdings PCL(1)	3,760		57
Ekachai Medical Care PCL(1)	1,175		66
Erawan Group PCL (The), NVDR(1)	1,243		37
MBK PCL(1)	912		276
Minor International PCL, NVDR(1)	466		60
			7,324
TOTAL WARRANTS (Cost $—)			7,387
RIGHTS†
Brazil†
Dommo Energia SA(1)	901		6
China†
CIFI Holdings Group Co. Ltd.(1)	5,500		176
Greece†
Attica Bank SA(1)	36		39
India†
Indian Hotels Co. Ltd. (The)(1)	793		329
South Korea†
Hyundai Doosan Infracore Co. Ltd.(1)	559		400
Thailand†
Charoen Pokphand Foods PCL(1)	1,377		14
CP ALL PCL(1)	5,200		53
JMT Network Services PCL(1)	1,497		766
Origin Property PCL(1)	851		—
Plan B Media PCL(1)	10,704		477
			1,310
Turkey†
Bagfas Bandirma Gubre Fabrikalari AS(1)	1,255		1,456
TOTAL RIGHTS (Cost $3,170)			3,716
CORPORATE BONDS†
India†
Britannia Industries Ltd., 5.50%, 6/3/24 (Acquired 5/25/21, Cost $433)(3) (Cost $433)	INR	31,523	419
TEMPORARY CASH INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,159,263)	2,159,263		2,159,263
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(4) — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,921,653)	1,921,653		1,921,653
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $178,895,237)			186,785,886
OTHER ASSETS AND LIABILITIES — (1.4)%			(2,530,170)
TOTAL NET ASSETS — 100.0%			$184,255,716

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	5	December 2021	$1,141,563	$(23,746)
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	20.8%
Financials	18.9%
Consumer Discretionary	12.7%
Materials	10.0%
Communication Services	9.5%
Industrials	7.5%
Energy	6.2%
Consumer Staples	4.7%
Health Care	3.2%
Utilities	3.0%
Real Estate	2.7%
Temporary Cash Investments	1.2%
Temporary Cash Investments - Securities Lending Collateral	1.0%
Other Assets and Liabilities	(1.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
INR	-	Indian Rupee
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,243,476. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $419, which represented less than 0.05% of total net assets.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,577,704, which includes securities collateral of $4,656,051.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	4,031,779	4,892,478	—
Chile	220,032	803,095	—
China	13,288,920	41,744,240	—
Colombia	145,124	204,700	—
India	2,811,241	24,145,673	—
Indonesia	393,204	2,658,496	—
Mexico	1,246,053	2,510,941	—
Peru	382,564	—	—
Philippines	72,040	1,453,680	—
Russia	88,068	5,023,144	—
South Africa	869,010	5,720,987	—
South Korea	1,753,405	23,673,474	—
Taiwan	7,908,527	25,756,624	—
Turkey	39,787	649,805	—
Other Countries	—	10,206,357	—
Warrants	—	7,387	—
Rights	—	3,716	—
Corporate Bonds	—	419	—
Temporary Cash Investments	2,159,263	—	—
Temporary Cash Investments - Securities Lending Collateral	1,921,653	—	—
	37,330,670	149,455,216	—
Liabilities
Other Financial Instruments
Futures Contracts	23,746	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.